UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-01766

Name of Registrant:	Vanguard Wellesley Income Fund
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard Wellesley® Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Liquidity Risk Management	49

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,080.80	$1.19
Admiral™ Shares	1,000.00	1,081.20	0.83
Based on Hypothetical 5% Yearly Return
Wellesley Income Fund
Investor Shares	$1,000.00	$1,023.79	$1.16
Admiral Shares	1,000.00	1,024.13	0.81
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.23% for Investor Shares and 0.16% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Wellesley Income Fund
Fund Allocation
As of March 31, 2023
Asset-Backed/Commercial Mortgage-Backed Securities	1.3%
Common Stocks	37.4
Corporate Bonds - Communications	2.8
Corporate Bonds - Consumer Discretionary	2.2
Corporate Bonds - Consumer Staples	1.7
Corporate Bonds - Energy	2.1
Corporate Bonds - Financials	18.4
Corporate Bonds - Health Care	4.6
Corporate Bonds - Industrials	1.8
Corporate Bonds - Materials	0.0
Corporate Bonds - Real Estate	1.0
Corporate Bonds - Technology	3.8
Corporate Bonds - Utilities	6.5
Sovereign Bonds	1.0
Taxable Municipal Bonds	3.1
U.S. Government and Agency Obligations	12.3
The table reflects the fund’s investments, except for short-term investments and derivatives. The agency and mortgage-backed securities may include issues from government-sponsored enterprises; such issues are generally not backed by the full faith and credit of the U.S. government.

Wellesley Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
U.S. Government and Agency Obligations (12.1%)
U.S. Government Securities (11.7%)
	United States Treasury Note/Bond	0.625%	10/15/24	501,000	473,758
	United States Treasury Note/Bond	4.500%	11/30/24	175,000	175,656
	United States Treasury Note/Bond	1.000%	12/15/24	68,000	64,430
	United States Treasury Note/Bond	4.250%	12/31/24	392,264	392,570
	United States Treasury Note/Bond	1.125%	1/15/25	271,270	257,071
	United States Treasury Note/Bond	4.125%	1/31/25	40,000	39,987
	United States Treasury Note/Bond	4.625%	2/28/25	78,000	78,756
[1,2]	United States Treasury Note/Bond	1.750%	3/15/25	535,740	512,301
	United States Treasury Note/Bond	2.625%	4/15/25	165,050	160,356
	United States Treasury Note/Bond	2.750%	5/15/25	50,000	48,680
	United States Treasury Note/Bond	0.250%	5/31/25	295,605	272,742
	United States Treasury Note/Bond	0.250%	7/31/25	523,245	480,404
	United States Treasury Note/Bond	3.125%	8/15/25	250,040	245,313
	United States Treasury Note/Bond	0.250%	8/31/25	44,990	41,215
	United States Treasury Note/Bond	3.500%	9/15/25	95,310	94,387
	United States Treasury Note/Bond	4.000%	12/15/25	65,000	65,244
	United States Treasury Note/Bond	3.875%	1/15/26	198,000	198,062
	United States Treasury Note/Bond	0.375%	1/31/26	260,280	236,285
	United States Treasury Note/Bond	4.000%	2/15/26	160,000	160,650
	United States Treasury Note/Bond	1.250%	12/31/26	404,175	369,189
	United States Treasury Note/Bond	2.500%	3/31/27	21,240	20,284
	United States Treasury Note/Bond	2.750%	4/30/27	9,600	9,252
	United States Treasury Note/Bond	2.750%	7/31/27	13,431	12,934
	United States Treasury Note/Bond	3.125%	8/31/27	34,896	34,133
	United States Treasury Note/Bond	4.125%	9/30/27	107,000	109,023
	United States Treasury Note/Bond	4.125%	10/31/27	20,000	20,387
	United States Treasury Note/Bond	3.875%	11/30/27	36,080	36,452
	United States Treasury Note/Bond	3.875%	12/31/27	27,964	28,261
	United States Treasury Note/Bond	4.000%	2/29/28	473,581	482,165
	United States Treasury Note/Bond	1.875%	2/28/29	2,855	2,594
	United States Treasury Note/Bond	3.875%	9/30/29	10,866	11,046
	United States Treasury Note/Bond	4.000%	10/31/29	32,695	33,487
	United States Treasury Note/Bond	3.500%	2/15/33	200,375	200,688
[3]	United States Treasury Note/Bond	2.000%	11/15/41	548,831	413,596
	United States Treasury Note/Bond	3.375%	8/15/42	204,732	192,096
	United States Treasury Note/Bond	4.000%	11/15/42	211,862	217,490
	United States Treasury Note/Bond	3.875%	2/15/43	117,584	118,631

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	United States Treasury Note/Bond	3.000%	8/15/52	15,887	13,955
	United States Treasury Note/Bond	3.625%	2/15/53	282,324	280,339
					6,603,869
Agency Bonds and Notes (0.0%)
	Tennessee Valley Authority	4.625%	9/15/60	19,800	19,662
Conventional Mortgage-Backed Securities (0.1%)
[4,5]	Fannie Mae Pool	1.770%	1/1/36	20,910	16,449
[4,5]	Freddie Mac Gold Pool	4.000%	7/1/33	1	1
[4]	Ginnie Mae I Pool	6.000%	6/15/31–7/15/35	12	13
[4]	Ginnie Mae I Pool	6.500%	4/15/32–7/15/38	1,194	1,223
[4,5]	UMBS Pool	2.500%	8/1/27–4/1/38	24,570	22,627
					40,313
Nonconventional Mortgage-Backed Securities (0.3%)
[4,5]	Fannie Mae REMICS	1.250%	2/25/28	7,094	6,712
[4,5]	Fannie Mae REMICS	3.500%	4/25/31–11/25/57	66,097	63,669
[4,5]	Fannie Mae REMICS	3.000%	12/25/39–9/25/57	43,259	39,813
[4,5]	Fannie Mae REMICS	1.500%	8/25/41–11/25/42	3,648	3,391
[4,5]	Fannie Mae REMICS	1.700%	6/25/43	1,295	1,236
[4,5]	Fannie Mae REMICS	2.000%	6/25/43–6/25/44	4,936	4,604
[4,5]	Fannie Mae REMICS	2.500%	8/25/46–2/25/47	31,882	26,733
[4,5]	Fannie Mae REMICS	4.000%	7/25/53	2,236	2,201
[4,5]	Freddie Mac REMICS	4.000%	12/15/30–2/15/31	3,172	3,101
[4,5]	Freddie Mac REMICS	3.500%	3/15/31–10/15/45	8,608	8,102
[4,5]	Freddie Mac REMICS	2.000%	9/15/31	6,608	6,326
[4,5]	Freddie Mac REMICS	2.500%	9/15/32	716	701
[4,5]	Freddie Mac REMICS	1.500%	10/15/42	5,168	4,620
[4,5]	Freddie Mac REMICS	3.000%	6/15/44–5/15/46	30,823	28,371
[4]	Ginnie Mae	1.700%	10/20/45	572	566
					200,146
Total U.S. Government and Agency Obligations (Cost $7,180,968)					6,863,990
Asset-Backed/Commercial Mortgage-Backed Securities (1.3%)
[4,6]	Aaset Trust Class A Series 2019-1	3.844%	5/15/39	6,316	4,326
[4,6]	Affirm Asset Securitization Trust Class A Series 2021-B	1.030%	8/17/26	17,575	17,011
[4,6]	Affirm Asset Securitization Trust Class A Series 2021-Z1	1.070%	8/15/25	4,908	4,774
[4,6]	Affirm Asset Securitization Trust Class A Series 2021-Z2	1.170%	11/16/26	4,328	4,162
[4,6]	Aligned Data Centers Issuer LLC Class A2 Series 2021-1A	1.937%	8/15/46	43,730	38,521
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-5	2.593%	10/25/49	1,721	1,635
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2019-6	2.620%	11/25/59	3,836	3,636
[4,6,7]	Angel Oak Mortgage Trust Class A1 Series 2021-6	1.458%	9/25/66	23,409	18,943
[4,6,7]	Angel Oak Mortgage Trust I LLC Class A1 Series 2019-4	2.993%	7/26/49	293	291
[4,6,7]	BX Commercial Mortgage Trust Class A Series 2021-VOLT, 1M USD LIBOR + 0.700%	5.384%	9/15/36	28,565	27,464
[4,6,7]	BX Trust Class A Series 2021-ARIA, 1M USD LIBOR + 0.899%	5.583%	10/15/36	14,465	13,705
[4,6,7]	BXHPP Trust Class A Series 2021-FILM, 1M USD LIBOR + 0.650%	5.334%	8/15/36	15,215	14,274

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6,7]	BXHPP Trust Class B Series 2021-FILM, 1M USD LIBOR + 0.900%	5.584%	8/15/36	3,140	2,874
[4,6]	Castlelake Aircraft Structured Trust Class A Series 2019-1A	3.967%	4/15/39	17,924	15,929
[4,6]	CF Hippolyta LLC Class A1 Series 2021-A1	1.530%	3/15/61	24,871	22,013
[4,6]	DB Master Finance LLC Class A2II Series 2019-1A	4.021%	5/20/49	13,056	12,553
[4,6]	Domino's Pizza Master Issuer LLC Class A2I Series 2021-1A	2.662%	4/25/51	16,712	14,691
[4,6]	Domino's Pizza Master Issuer LLC Class A2II Series 2021-1A	3.151%	4/25/51	26,169	22,263
[4,5,7]	Fannie Mae Connecticut Avenue Securities Class 2M2 Series 2016-C03, 1M USD LIBOR + 5.900%	10.745%	10/25/28	2,604	2,752
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A2 Series K733	3.750%	8/25/25	10,784	10,590
[4,5]	FHLMC Multifamily Structured Pass Through Certificates Class A3 Series K-1512	3.059%	4/25/34	7,200	6,309
[4,6]	FirstKey Homes Trust Class A Series 2021-SFR1	1.538%	8/17/38	66,985	58,992
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A2 Series K1521	2.184%	8/25/36	17,210	13,380
[4,5]	Freddie Mac Multifamily Structured Pass Through Certificates Class A3 Series K1513	2.797%	8/25/34	7,552	6,501
[4,6]	Home Partners of America Trust Class A Series 2021-2	1.901%	12/17/26	34,033	30,078
[4,6]	Horizon Aircraft Finance II Ltd. Class A Series 2019-1	3.721%	7/15/39	8,509	7,040
[4,6]	Horizon Aircraft Finance III Ltd. Class A Series 2019-2	3.425%	11/15/39	9,681	7,712
[4,6,7]	Life Mortgage Trust Class A Series 2021-BMR, 1M USD LIBOR + 0.700%	5.641%	3/15/38	9,717	9,429
[4,6]	MACH 1 Cayman Ltd. Class A Series 2019-1	3.474%	10/15/39	8,825	7,408
[4,6]	MAPS Ltd. Class A Series 2019-1A	4.458%	3/15/44	3,376	3,021
[4,6]	MMAF Equipment Finance LLC Class A3 Series 2019-B	2.010%	12/12/24	10,454	10,306
[4,6]	New Economy Assets Phase 1 Sponsor LLC Class A1 Series 2021-1	1.910%	10/20/61	98,855	85,242
[4,6]	New Economy Assets Phase 1 Sponsor LLC Class B1 Series 2021-1	2.410%	10/20/61	10,130	8,631
[4,6]	OneMain Direct Auto Receivables Trust Class A Series 2021-1A	0.870%	7/14/28	29,755	28,140
[4,5]	Seasoned Credit Risk Transfer Trust Class MA Series 2019-3	3.500%	10/25/58	23,792	23,048
[4,6,7]	SFAVE Commercial Mortgage Securities Trust Class A2B Series 2015-5AVE	4.144%	1/5/43	22,000	16,320
[4,6]	SoFi Professional Loan Program Trust Class AFX Series 2021-B	1.140%	2/15/47	15,078	12,543
[4,6]	START Ireland Class A Series 2019-1	4.089%	3/15/44	9,222	7,854
[4,6]	Taco Bell Funding LLC Class A2I Series 2021-1A	1.946%	8/25/51	20,313	17,996
[4,6]	Taco Bell Funding LLC Class A2II Series 2021-1A	2.294%	8/25/51	36,261	30,187
[4,6]	Vantage Data Centers Issuer LLC Class A2 Series 2019-1A	3.188%	7/15/44	10,080	9,731
[4,6]	Vantage Data Centers Issuer LLC Class A2 Series 2021-1A	2.165%	10/15/46	47,695	42,487

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[4,6]	Vantage Data Centers LLC Class A2 Series 2020-1A	1.645%	9/15/45	32,830	29,577
Total Asset-Backed/Commercial Mortgage-Backed Securities (Cost $821,919)					724,339
Corporate Bonds (44.4%)
Communications (2.8%)
	America Movil SAB de CV	3.625%	4/22/29	25,600	23,927
	America Movil SAB de CV	6.125%	3/30/40	10,010	10,826
	AT&T Inc.	2.750%	6/1/31	71,900	61,892
	AT&T Inc.	4.300%	12/15/42	5,945	5,177
	AT&T Inc.	3.650%	6/1/51	6,086	4,607
	AT&T Inc.	3.500%	9/15/53	33,465	24,301
	AT&T Inc.	3.850%	6/1/60	17,664	13,238
	Charter Communications Operating LLC / Charter Communications Operating Capital	3.500%	3/1/42	21,136	14,274
	Comcast Corp.	3.375%	2/15/25	2,565	2,516
	Comcast Corp.	3.150%	3/1/26	15,280	14,821
	Comcast Corp.	4.250%	1/15/33	15,060	14,677
	Comcast Corp.	4.200%	8/15/34	30,155	28,840
	Comcast Corp.	4.400%	8/15/35	32,657	31,641
	Comcast Corp.	3.969%	11/1/47	40,576	34,237
	Comcast Corp.	4.000%	3/1/48	17,415	14,746
	Comcast Corp.	3.999%	11/1/49	26,848	22,533
	Comcast Corp.	2.887%	11/1/51	37,513	25,599
	Comcast Corp.	2.450%	8/15/52	35,080	21,901
	Comcast Corp.	4.049%	11/1/52	19,891	16,769
	Comcast Corp.	2.937%	11/1/56	156,916	104,574
	Comcast Corp.	2.987%	11/1/63	92,954	60,314
[6]	Cox Communications Inc.	4.800%	2/1/35	58,525	54,165
	Discovery Communications LLC	4.125%	5/15/29	4,406	4,097
	Discovery Communications LLC	3.625%	5/15/30	24,240	21,529
	Discovery Communications LLC	4.000%	9/15/55	33,777	22,418
[6]	Magallanes Inc.	3.755%	3/15/27	9,931	9,356
	NBCUniversal Media LLC	4.450%	1/15/43	6,495	5,933
[6]	NBN Co. Ltd.	1.625%	1/8/27	25,935	23,195
[6]	NBN Co. Ltd.	2.625%	5/5/31	38,645	32,647
[6]	NBN Co. Ltd.	2.500%	1/8/32	68,983	56,814
[6]	NTT Finance Corp.	1.162%	4/3/26	76,700	69,258
[6]	NTT Finance Corp.	2.065%	4/3/31	11,535	9,625
[6]	Ooredoo International Finance Ltd.	2.625%	4/8/31	45,300	39,293
	Orange SA	9.000%	3/1/31	54,566	68,604
[6]	SK Telecom Co. Ltd.	3.750%	4/16/23	12,220	12,215
[6]	Sky Ltd.	3.750%	9/16/24	42,911	42,016
[4,6]	Sprint Spectrum Co. LLC / Sprint Spectrum Co. II LLC / Sprint Spectrum Co. III LLC	4.738%	9/20/29	21,968	21,830
	T-Mobile USA Inc.	2.050%	2/15/28	42,480	37,732
	T-Mobile USA Inc.	3.875%	4/15/30	83,375	78,196
	T-Mobile USA Inc.	2.550%	2/15/31	19,710	16,697
	T-Mobile USA Inc.	2.250%	11/15/31	5,105	4,179
	T-Mobile USA Inc.	4.375%	4/15/40	17,030	15,255
	T-Mobile USA Inc.	3.000%	2/15/41	4,964	3,675
	T-Mobile USA Inc.	4.500%	4/15/50	8,048	6,987
	TWDC Enterprises 18 Corp.	4.125%	6/1/44	3,720	3,360
	Verizon Communications Inc.	4.329%	9/21/28	22,990	22,696
	Verizon Communications Inc.	2.355%	3/15/32	59,959	49,193
	Verizon Communications Inc.	4.812%	3/15/39	50,074	47,915

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Verizon Communications Inc.	4.750%	11/1/41	23,900	22,985
	Verizon Communications Inc.	2.987%	10/30/56	20,702	13,462
	Walt Disney Co.	2.000%	9/1/29	84,065	72,918
	Walt Disney Co.	2.650%	1/13/31	20,785	18,344
	Walt Disney Co.	6.200%	12/15/34	11,000	12,486
	Walt Disney Co.	3.500%	5/13/40	52,100	44,193
	Walt Disney Co.	2.750%	9/1/49	14,600	10,144
	Walt Disney Co.	3.600%	1/13/51	20,000	16,218
	Walt Disney Co.	3.800%	5/13/60	16,160	13,251
[6]	Warnermedia Holdings Inc.	4.054%	3/15/29	4,996	4,646
					1,558,937
Consumer Discretionary (2.1%)
	Amazon.com Inc.	2.800%	8/22/24	8,900	8,708
	Amazon.com Inc.	3.600%	4/13/32	82,875	78,588
	Amazon.com Inc.	4.800%	12/5/34	55,880	58,120
	Amazon.com Inc.	4.950%	12/5/44	13,920	14,354
	Amazon.com Inc.	3.950%	4/13/52	30,665	27,211
	Amazon.com Inc.	4.250%	8/22/57	29,070	26,535
	American Honda Finance Corp.	2.300%	9/9/26	17,135	15,940
	American Honda Finance Corp.	2.000%	3/24/28	34,925	31,063
[6]	BMW US Capital LLC	2.250%	9/15/23	93,000	91,695
[6]	BMW US Capital LLC	0.800%	4/1/24	25,960	24,938
[6]	BMW US Capital LLC	1.250%	8/12/26	28,890	25,940
[4]	Duke University	2.832%	10/1/55	9,635	6,784
	Emory University	2.143%	9/1/30	39,256	33,510
[6]	ERAC USA Finance LLC	7.000%	10/15/37	3,775	4,461
[6]	ERAC USA Finance LLC	5.625%	3/15/42	31,000	31,888
	General Motors Financial Co. Inc.	3.950%	4/13/24	58,730	57,736
	George Washington University	3.545%	9/15/46	10,000	7,842
	Georgetown University	4.315%	4/1/49	5,155	4,433
	Georgetown University	2.943%	4/1/50	9,795	6,657
	Home Depot Inc.	3.900%	12/6/28	10,040	9,889
	Home Depot Inc.	2.700%	4/15/30	7,305	6,601
	Home Depot Inc.	1.875%	9/15/31	8,465	7,003
	Home Depot Inc.	3.250%	4/15/32	22,220	20,284
	Home Depot Inc.	4.500%	9/15/32	41,895	42,168
	Home Depot Inc.	3.300%	4/15/40	32,073	26,696
	Home Depot Inc.	4.400%	3/15/45	22,390	20,806
	Home Depot Inc.	4.250%	4/1/46	18,668	16,957
	Home Depot Inc.	4.500%	12/6/48	12,020	11,319
	Home Depot Inc.	3.125%	12/15/49	2,435	1,804
	Home Depot Inc.	2.375%	3/15/51	2,435	1,536
	Home Depot Inc.	2.750%	9/15/51	19,470	13,345
	Home Depot Inc.	3.625%	4/15/52	39,335	31,668
	Home Depot Inc.	4.950%	9/15/52	52,506	52,480
[6]	Hyundai Capital America	0.800%	4/3/23	118,000	118,000
[6]	Hyundai Capital America	0.875%	6/14/24	30,300	28,721
[6]	Hyundai Capital America	1.650%	9/17/26	36,110	31,993
[4]	Johns Hopkins University	4.083%	7/1/53	7,145	6,354
[4]	Johns Hopkins University	2.813%	1/1/60	2,920	1,932
	Lowe's Cos. Inc.	3.100%	5/3/27	100,000	94,972
	Lowe's Cos. Inc.	3.750%	4/1/32	8,874	8,143
	McDonald's Corp.	3.250%	6/10/24	4,400	4,332
	McDonald's Corp.	3.625%	9/1/49	10,554	8,445
[4]	Northeastern University	2.894%	10/1/50	8,570	6,018

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Starbucks Corp.	3.350%	3/12/50	7,185	5,345
	Thomas Jefferson University	3.847%	11/1/57	11,905	8,932
[4]	University of Chicago	2.761%	4/1/45	9,540	7,409
	University of Miami	4.063%	4/1/52	16,335	14,124
	VF Corp.	2.800%	4/23/27	23,720	21,981
	VF Corp.	2.950%	4/23/30	34,789	29,288
					1,214,948
Consumer Staples (1.7%)
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.700%	2/1/36	15,460	15,356
	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide Inc.	4.900%	2/1/46	67,126	65,588
	Anheuser-Busch InBev Worldwide Inc.	4.375%	4/15/38	18,114	17,182
	Anheuser-Busch InBev Worldwide Inc.	4.950%	1/15/42	32,915	32,537
	Archer-Daniels-Midland Co.	4.500%	3/15/49	34,425	32,653
[6]	Cargill Inc.	2.125%	4/23/30	7,750	6,626
[6]	Cargill Inc.	4.760%	11/23/45	57,879	55,926
[6]	CK Hutchison International 20 Ltd.	3.375%	5/8/50	22,780	17,474
[6]	Coca-Cola Europacific Partners plc	0.800%	5/3/24	53,765	51,170
	Conagra Brands Inc.	4.600%	11/1/25	7,685	7,613
	Conagra Brands Inc.	1.375%	11/1/27	12,255	10,507
	Conagra Brands Inc.	5.300%	11/1/38	10,375	10,180
[6]	Danone SA	2.589%	11/2/23	10,000	9,835
[6]	Danone SA	2.947%	11/2/26	68,785	65,145
	Diageo Capital plc	2.625%	4/29/23	42,580	42,481
	Diageo Capital plc	2.375%	10/24/29	19,420	17,105
	Diageo Capital plc	2.000%	4/29/30	11,315	9,641
	Estee Lauder Cos. Inc.	2.375%	12/1/29	12,280	10,863
	Estee Lauder Cos. Inc.	2.600%	4/15/30	9,875	8,843
	Hormel Foods Corp.	1.700%	6/3/28	11,685	10,304
[6]	Kenvue Inc.	5.000%	3/22/30	33,735	34,749
[6]	Kenvue Inc.	5.100%	3/22/43	15,210	15,693
[6]	Kenvue Inc.	5.050%	3/22/53	16,540	17,057
	Kroger Co.	3.850%	8/1/23	5,055	5,025
	McCormick & Co. Inc.	2.500%	4/15/30	6,060	5,183
	Molson Coors Beverage Co.	3.000%	7/15/26	50,000	47,212
	PepsiCo Inc.	2.375%	10/6/26	72,545	68,476
	Philip Morris International Inc.	5.125%	11/17/27	34,170	34,979
	Philip Morris International Inc.	5.625%	11/17/29	21,285	22,247
	Philip Morris International Inc.	5.125%	2/15/30	58,865	59,496
	Philip Morris International Inc.	5.750%	11/17/32	36,830	38,636
	Philip Morris International Inc.	5.375%	2/15/33	38,712	39,559
	Philip Morris International Inc.	4.500%	3/20/42	11,665	10,132
	Philip Morris International Inc.	3.875%	8/21/42	22,785	18,036
	Philip Morris International Inc.	4.125%	3/4/43	10,000	8,163
	Philip Morris International Inc.	4.875%	11/15/43	5,835	5,285
	Philip Morris International Inc.	4.250%	11/10/44	15,000	12,475
[6]	Sigma Alimentos SA de CV	4.125%	5/2/26	21,075	20,152
					959,584
Energy (2.1%)
	BP Capital Markets America Inc.	1.749%	8/10/30	23,705	19,637
	BP Capital Markets America Inc.	2.721%	1/12/32	95,580	83,411
	BP Capital Markets America Inc.	4.812%	2/13/33	38,735	39,332
	BP Capital Markets America Inc.	2.772%	11/10/50	17,760	11,957
	BP Capital Markets America Inc.	2.939%	6/4/51	32,550	22,581

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	BP Capital Markets America Inc.	3.001%	3/17/52	54,330	38,184
	BP Capital Markets America Inc.	3.379%	2/8/61	19,795	14,265
	ConocoPhillips Co.	3.758%	3/15/42	11,185	9,526
	Eastern Gas Transmission & Storage Inc.	3.000%	11/15/29	19,580	17,443
	Eastern Gas Transmission & Storage Inc.	4.800%	11/1/43	14,190	12,624
	Eastern Gas Transmission & Storage Inc.	4.600%	12/15/44	7,003	6,100
[6]	EIG Pearl Holdings Sarl	3.545%	8/31/36	59,370	50,889
[6]	EIG Pearl Holdings Sarl	4.387%	11/30/46	24,880	19,722
	Energy Transfer LP	5.350%	5/15/45	3,410	3,016
	Energy Transfer LP	5.300%	4/15/47	5,600	4,918
	Energy Transfer LP	5.400%	10/1/47	16,385	14,589
	Enterprise Products Operating LLC	5.350%	1/31/33	16,115	16,753
	Enterprise Products Operating LLC	4.900%	5/15/46	5,000	4,632
	Enterprise Products Operating LLC	4.250%	2/15/48	23,475	20,011
	Enterprise Products Operating LLC	3.700%	1/31/51	5,445	4,228
	Equinor ASA	2.650%	1/15/24	10,105	9,943
	Equinor ASA	3.700%	3/1/24	20,035	19,813
	Equinor ASA	3.250%	11/10/24	17,460	17,156
	Equinor ASA	2.875%	4/6/25	4,965	4,815
	Equinor ASA	3.125%	4/6/30	82,270	77,121
	Equinor ASA	2.375%	5/22/30	15,795	13,944
	Exxon Mobil Corp.	3.043%	3/1/26	7,330	7,116
	Exxon Mobil Corp.	2.275%	8/16/26	35,095	32,957
	Exxon Mobil Corp.	2.440%	8/16/29	24,070	22,042
	Exxon Mobil Corp.	2.610%	10/15/30	36,910	33,151
	Exxon Mobil Corp.	4.114%	3/1/46	10,845	9,768
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.160%	3/31/34	46,546	40,152
[6]	Galaxy Pipeline Assets Bidco Ltd.	2.940%	9/30/40	36,994	29,980
[4,6]	Greensaif Pipelines Bidco Sarl	6.129%	2/23/38	25,290	25,959
[4,6]	Greensaif Pipelines Bidco Sarl	6.510%	2/23/42	27,045	28,427
[6]	QatarEnergy	3.125%	7/12/41	23,670	18,471
[6]	Saudi Arabian Oil Co.	3.500%	4/16/29	27,885	26,127
[6]	Schlumberger Holdings Corp.	3.900%	5/17/28	25,724	24,732
	Shell International Finance BV	3.250%	5/11/25	28,680	28,035
	Shell International Finance BV	4.125%	5/11/35	40,575	38,929
	Shell International Finance BV	5.500%	3/25/40	10,795	11,470
	Shell International Finance BV	4.375%	5/11/45	95,725	88,365
	Shell International Finance BV	3.000%	11/26/51	51,310	36,937
	Suncor Energy Inc.	5.950%	12/1/34	13,000	13,375
	Total Capital International SA	3.750%	4/10/24	50,000	49,663
	TransCanada PipeLines Ltd.	4.875%	1/15/26	58,060	57,924
	TransCanada PipeLines Ltd.	4.100%	4/15/30	14,595	13,719
					1,193,909
Financials (18.2%)
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.000%	10/29/28	14,995	13,076
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.300%	1/30/32	1,410	1,164
	AerCap Ireland Capital DAC / AerCap Global Aviation Trust	3.400%	10/29/33	8,910	7,199
[6]	AIA Group Ltd.	3.600%	4/9/29	49,000	46,202
[6]	AIA Group Ltd.	3.375%	4/7/30	12,795	11,772
	Allstate Corp.	5.250%	3/30/33	17,610	17,795
	American International Group Inc.	6.250%	5/1/36	8,338	8,960
	American International Group Inc.	4.800%	7/10/45	9,065	8,214

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	American International Group Inc.	4.750%	4/1/48	21,540	19,344
	American International Group Inc.	4.375%	6/30/50	6,125	5,238
	Ameriprise Financial Inc.	4.500%	5/13/32	14,270	13,593
	Ameriprise Financial Inc.	5.150%	5/15/33	24,095	24,040
	Aon Corp. / Aon Global Holdings plc	2.850%	5/28/27	18,420	17,143
[6]	Athene Global Funding	1.000%	4/16/24	23,855	22,676
[6]	Athene Global Funding	1.985%	8/19/28	700	568
[6]	Athene Global Funding	2.717%	1/7/29	42,315	35,353
[6]	Australia & New Zealand Banking Group Ltd.	2.570%	11/25/35	23,805	18,413
[6]	Aviation Capital Group LLC	1.950%	9/20/26	23,950	20,729
	Banco Santander SA	3.848%	4/12/23	17,000	16,993
	Banco Santander SA	1.849%	3/25/26	48,600	43,527
	Banco Santander SA	2.749%	12/3/30	13,000	10,166
	Banco Santander SA	2.958%	3/25/31	9,800	8,049
	Bank of America Corp.	3.559%	4/23/27	49,370	47,055
	Bank of America Corp.	3.593%	7/21/28	42,995	40,421
	Bank of America Corp.	3.419%	12/20/28	48,603	45,194
	Bank of America Corp.	4.271%	7/23/29	72,640	69,914
	Bank of America Corp.	3.974%	2/7/30	69,430	65,015
	Bank of America Corp.	3.194%	7/23/30	33,250	29,536
	Bank of America Corp.	2.496%	2/13/31	99,085	83,972
	Bank of America Corp.	2.687%	4/22/32	56,625	47,283
	Bank of America Corp.	2.572%	10/20/32	21,500	17,575
	Bank of America Corp.	5.015%	7/22/33	12,415	12,263
	Bank of America Corp.	6.110%	1/29/37	30,000	31,642
	Bank of America Corp.	3.846%	3/8/37	50,484	43,339
	Bank of America Corp.	5.875%	2/7/42	8,770	9,413
	Bank of America Corp.	3.311%	4/22/42	25,000	19,251
	Bank of America Corp.	5.000%	1/21/44	24,180	23,591
	Bank of America Corp.	3.946%	1/23/49	5,290	4,269
	Bank of America Corp.	4.330%	3/15/50	59,475	51,283
	Bank of America Corp.	2.972%	7/21/52	29,030	19,568
	Bank of New York Mellon Corp.	2.200%	8/16/23	32,698	32,357
	Bank of New York Mellon Corp.	3.000%	2/24/25	22,710	21,931
	Bank of New York Mellon Corp.	5.834%	10/25/33	24,651	26,331
	Bank of New York Mellon Corp.	4.706%	2/1/34	14,775	14,615
	Bank of Nova Scotia	2.700%	8/3/26	60,225	55,940
	Bank of Nova Scotia	1.950%	2/2/27	12,170	11,011
[6]	Banque Federative du Credit Mutuel SA	1.604%	10/4/26	33,875	29,702
	Barclays plc	3.932%	5/7/25	52,770	51,350
	Barclays plc	2.852%	5/7/26	9,735	9,097
	Barclays plc	2.279%	11/24/27	10,635	9,349
	Barclays plc	2.667%	3/10/32	43,750	34,535
	Barclays plc	3.330%	11/24/42	16,060	11,541
[7]	Barclays plc, 3M USD LIBOR + 1.380%	6.252%	5/16/24	36,710	36,609
	Berkshire Hathaway Finance Corp.	2.875%	3/15/32	16,000	14,403
	Berkshire Hathaway Inc.	3.125%	3/15/26	18,645	18,145
	BlackRock Inc.	2.100%	2/25/32	20,194	16,875
[6]	Blackstone Holdings Finance Co. LLC	2.550%	3/30/32	19,945	15,787
[6]	BNP Paribas SA	3.800%	1/10/24	56,070	55,430
[6]	BNP Paribas SA	3.375%	1/9/25	61,070	58,604
[6]	BNP Paribas SA	2.819%	11/19/25	44,480	42,260
[6]	BNP Paribas SA	1.323%	1/13/27	20,420	18,055
[6]	BNP Paribas SA	3.500%	11/16/27	74,220	68,277
[6]	BNP Paribas SA	2.591%	1/20/28	66,815	59,940

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	BNP Paribas SA	2.159%	9/15/29	19,680	16,453
[6]	BPCE SA	5.700%	10/22/23	10,670	10,540
	BPCE SA	4.000%	4/15/24	25,885	25,411
[6]	BPCE SA	5.150%	7/21/24	37,185	36,427
[6]	BPCE SA	5.029%	1/15/25	73,115	72,079
[6]	BPCE SA	2.045%	10/19/27	24,910	21,835
[6]	BPCE SA	3.500%	10/23/27	64,900	59,305
[6]	BPCE SA	2.700%	10/1/29	48,550	42,215
[6]	Brighthouse Financial Global Funding	1.000%	4/12/24	4,600	4,395
[6]	Brighthouse Financial Global Funding	1.750%	1/13/25	16,695	15,625
[6]	Brighthouse Financial Global Funding	1.550%	5/24/26	37,050	33,295
[6]	Brighthouse Financial Global Funding	2.000%	6/28/28	27,235	23,283
[6]	Canadian Imperial Bank of Commerce	1.150%	7/8/26	35,110	31,575
	Capital One Financial Corp.	3.750%	4/24/24	60,945	59,467
	Capital One Financial Corp.	3.200%	2/5/25	9,055	8,528
	Charles Schwab Corp.	0.750%	3/18/24	58,465	55,664
	Charles Schwab Corp.	3.200%	3/2/27	19,790	18,319
	Charles Schwab Corp.	2.000%	3/20/28	42,325	36,358
	Charles Schwab Corp.	2.900%	3/3/32	47,885	39,953
	Chubb INA Holdings Inc.	3.350%	5/15/24	20,340	20,007
	Chubb INA Holdings Inc.	3.350%	5/3/26	12,280	11,898
	Chubb INA Holdings Inc.	4.350%	11/3/45	24,795	22,797
	Citigroup Inc.	0.981%	5/1/25	52,610	50,028
	Citigroup Inc.	1.462%	6/9/27	90,770	80,653
	Citigroup Inc.	3.070%	2/24/28	34,000	31,629
	Citigroup Inc.	4.125%	7/25/28	45,085	42,677
	Citigroup Inc.	3.520%	10/27/28	72,260	67,584
	Citigroup Inc.	3.878%	1/24/39	37,225	31,649
	Citigroup Inc.	5.875%	1/30/42	7,460	7,919
	Citigroup Inc.	2.904%	11/3/42	19,070	13,631
	Citigroup Inc.	5.300%	5/6/44	12,142	11,559
[6]	CNO Global Funding	1.650%	1/6/25	8,460	7,952
[6]	CNO Global Funding	2.650%	1/6/29	22,195	19,313
[6]	Commonwealth Bank of Australia	2.688%	3/11/31	79,335	62,850
[6]	Commonwealth Bank of Australia	3.784%	3/14/32	4,825	4,066
[6]	Cooperatieve Rabobank UA	1.106%	2/24/27	50,065	44,343
[6]	Cooperatieve Rabobank UA	4.655%	8/22/28	42,315	41,185
[6]	Corebridge Financial Inc.	3.900%	4/5/32	19,028	16,460
[6]	Corebridge Financial Inc.	4.350%	4/5/42	5,430	4,467
[6]	Corebridge Financial Inc.	4.400%	4/5/52	13,765	10,759
[6]	Credit Agricole SA	3.750%	4/24/23	31,690	31,666
[6]	Credit Agricole SA	3.250%	10/4/24	79,590	76,981
	Credit Suisse AG	7.500%	2/15/28	39,042	41,415
	Credit Suisse Group AG	3.750%	3/26/25	52,970	48,804
[6]	Credit Suisse Group AG	2.593%	9/11/25	33,940	31,522
[6]	Credit Suisse Group AG	1.305%	2/2/27	45,860	39,054
[6]	Credit Suisse Group AG	3.869%	1/12/29	11,050	9,842
[6]	Credit Suisse Group AG	3.091%	5/14/32	41,460	33,269
[6]	Credit Suisse Group AG	6.537%	8/12/33	18,710	19,269
[6]	Danske Bank A/S	3.875%	9/12/23	45,515	45,201
[6]	Danske Bank A/S	5.375%	1/12/24	57,035	56,792
[6]	Danske Bank A/S	1.621%	9/11/26	30,135	26,950
[6]	Danske Bank A/S	1.549%	9/10/27	55,390	48,219
	Deutsche Bank AG	6.720%	1/18/29	10,005	9,962
[6]	DNB Bank ASA	1.535%	5/25/27	51,450	45,690

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	DNB Bank ASA	1.605%	3/30/28	45,295	39,169
[6]	Equitable Financial Life Global Funding	1.400%	7/7/25	15,285	14,140
[6]	Equitable Financial Life Global Funding	1.300%	7/12/26	26,910	23,755
[6]	Equitable Financial Life Global Funding	1.700%	11/12/26	12,195	10,802
[6]	Equitable Financial Life Global Funding	1.400%	8/27/27	33,510	28,701
[6]	Equitable Financial Life Global Funding	1.800%	3/8/28	30,265	25,710
	Fifth Third Bancorp	4.055%	4/25/28	24,480	22,479
	Fifth Third Bancorp	4.337%	4/25/33	13,535	11,852
	Fifth Third Bank NA	3.850%	3/15/26	14,710	13,436
[6]	Five Corners Funding Trust	4.419%	11/15/23	5,320	5,276
[6]	Five Corners Funding Trust III	5.791%	2/15/33	26,645	27,343
[6]	Five Corners Funding Trust IV	5.997%	2/15/53	48,671	50,084
[6]	GA Global Funding Trust	1.000%	4/8/24	36,170	34,467
	Goldman Sachs Group Inc.	3.272%	9/29/25	44,260	42,919
	Goldman Sachs Group Inc.	3.500%	11/16/26	48,000	45,847
	Goldman Sachs Group Inc.	3.850%	1/26/27	26,525	25,609
	Goldman Sachs Group Inc.	1.431%	3/9/27	80,170	71,661
	Goldman Sachs Group Inc.	1.542%	9/10/27	43,275	38,091
	Goldman Sachs Group Inc.	3.691%	6/5/28	22,025	20,900
	Goldman Sachs Group Inc.	3.814%	4/23/29	72,755	68,439
	Goldman Sachs Group Inc.	4.223%	5/1/29	54,990	52,479
	Goldman Sachs Group Inc.	3.800%	3/15/30	21,120	19,672
	Goldman Sachs Group Inc.	2.615%	4/22/32	88,650	73,843
	Goldman Sachs Group Inc.	2.383%	7/21/32	45,765	37,230
	Goldman Sachs Group Inc.	2.650%	10/21/32	24,510	20,213
	Goldman Sachs Group Inc.	3.102%	2/24/33	103,655	88,839
	Goldman Sachs Group Inc.	6.250%	2/1/41	20,700	22,808
	Goldman Sachs Group Inc.	3.210%	4/22/42	10,000	7,530
	Goldman Sachs Group Inc.	4.800%	7/8/44	19,895	18,486
[6]	Guardian Life Global Funding	1.250%	5/13/26	7,235	6,513
	HSBC Holdings plc	3.600%	5/25/23	56,130	55,938
	HSBC Holdings plc	0.976%	5/24/25	19,405	18,270
	HSBC Holdings plc	1.589%	5/24/27	24,800	21,862
	HSBC Holdings plc	2.251%	11/22/27	73,225	64,844
	HSBC Holdings plc	4.041%	3/13/28	27,520	25,910
	HSBC Holdings plc	2.013%	9/22/28	10,000	8,568
	HSBC Holdings plc	7.390%	11/3/28	36,110	38,597
	HSBC Holdings plc	4.583%	6/19/29	40,190	38,227
	HSBC Holdings plc	2.206%	8/17/29	32,365	27,212
	HSBC Holdings plc	2.357%	8/18/31	62,305	50,268
	HSBC Holdings plc	7.625%	5/17/32	15,800	17,126
	HSBC Holdings plc	2.804%	5/24/32	54,790	44,773
	HSBC Holdings plc	2.871%	11/22/32	11,015	8,972
	HSBC Holdings plc	6.500%	5/2/36	22,000	23,294
	HSBC Holdings plc	6.100%	1/14/42	41,200	44,107
	HSBC Holdings plc	5.250%	3/14/44	5,795	5,116
[7]	HSBC Holdings plc, 3M USD LIBOR + 1.000%	5.915%	5/18/24	26,495	26,353
	Huntington National Bank	4.552%	5/17/28	17,175	16,133
	ING Groep NV	3.950%	3/29/27	33,605	32,113
	ING Groep NV	1.726%	4/1/27	33,125	29,487
	Intercontinental Exchange Inc.	4.350%	6/15/29	17,315	17,113
	Intercontinental Exchange Inc.	1.850%	9/15/32	16,125	12,709
	Intercontinental Exchange Inc.	4.600%	3/15/33	43,125	42,772
	Intercontinental Exchange Inc.	2.650%	9/15/40	6,100	4,426
	Intercontinental Exchange Inc.	3.000%	6/15/50	55,840	39,433

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Intercontinental Exchange Inc.	4.950%	6/15/52	46,610	45,381
	Intercontinental Exchange Inc.	3.000%	9/15/60	27,695	18,139
[6]	JAB Holdings BV	2.200%	11/23/30	10,375	8,240
[6]	JAB Holdings BV	3.750%	5/28/51	20,355	13,848
[6]	JAB Holdings BV	4.500%	4/8/52	51,835	39,684
[6]	Jackson National Life Global Funding	3.250%	1/30/24	48,955	48,183
[6]	Jackson National Life Global Funding	1.750%	1/12/25	18,300	17,252
	JPMorgan Chase & Co.	3.375%	5/1/23	20,345	20,312
	JPMorgan Chase & Co.	3.875%	2/1/24	11,200	11,089
	JPMorgan Chase & Co.	3.900%	7/15/25	11,560	11,381
	JPMorgan Chase & Co.	7.750%	7/15/25	25,000	26,511
	JPMorgan Chase & Co.	3.300%	4/1/26	26,730	25,799
	JPMorgan Chase & Co.	2.950%	10/1/26	75,000	70,881
	JPMorgan Chase & Co.	4.250%	10/1/27	9,275	9,099
	JPMorgan Chase & Co.	2.069%	6/1/29	14,530	12,583
	JPMorgan Chase & Co.	4.452%	12/5/29	40,000	38,858
	JPMorgan Chase & Co.	3.702%	5/6/30	18,940	17,622
	JPMorgan Chase & Co.	1.953%	2/4/32	37,965	30,545
	JPMorgan Chase & Co.	2.580%	4/22/32	22,175	18,679
	JPMorgan Chase & Co.	4.912%	7/25/33	66,058	65,680
	JPMorgan Chase & Co.	5.717%	9/14/33	39,110	39,904
	JPMorgan Chase & Co.	3.109%	4/22/41	38,075	29,070
	JPMorgan Chase & Co.	5.600%	7/15/41	70,000	73,037
	JPMorgan Chase & Co.	5.400%	1/6/42	16,235	16,682
	JPMorgan Chase & Co.	3.157%	4/22/42	19,440	14,795
	JPMorgan Chase & Co.	5.625%	8/16/43	13,500	13,917
	JPMorgan Chase & Co.	4.950%	6/1/45	12,000	11,362
	JPMorgan Chase & Co.	3.964%	11/15/48	160,000	132,621
	JPMorgan Chase & Co.	3.109%	4/22/51	38,610	27,356
[6]	KBC Group NV	5.796%	1/19/29	7,610	7,657
[6]	Liberty Mutual Group Inc.	4.250%	6/15/23	2,608	2,601
[6]	Liberty Mutual Group Inc.	5.500%	6/15/52	33,825	32,206
[6]	Liberty Mutual Insurance Co.	8.500%	5/15/25	21,665	22,953
	Loews Corp.	2.625%	5/15/23	14,100	14,031
[6]	LSEGA Financing plc	1.375%	4/6/26	97,795	87,413
[6]	LSEGA Financing plc	2.000%	4/6/28	63,125	54,218
[6]	LSEGA Financing plc	2.500%	4/6/31	45,300	38,651
[6]	Macquarie Group Ltd.	1.935%	4/14/28	42,250	36,775
[6]	Macquarie Group Ltd.	2.871%	1/14/33	36,280	29,391
	Manufacturers & Traders Trust Co.	2.900%	2/6/25	20,085	18,743
	Manufacturers & Traders Trust Co.	4.700%	1/27/28	61,381	57,494
	Marsh & McLennan Cos. Inc.	4.375%	3/15/29	22,125	21,973
	Marsh & McLennan Cos. Inc.	4.900%	3/15/49	5,400	5,141
	Marsh & McLennan Cos. Inc.	2.900%	12/15/51	18,280	12,448
	Marsh & McLennan Cos. Inc.	5.450%	3/15/53	7,960	8,148
[6]	Massachusetts Mutual Life Insurance Co.	3.200%	12/1/61	19,410	12,738
	MetLife Inc.	3.600%	4/10/24	28,000	27,603
	MetLife Inc.	4.125%	8/13/42	5,300	4,462
	MetLife Inc.	4.875%	11/13/43	17,500	16,323
	MetLife Inc.	5.000%	7/15/52	13,833	12,930
[6]	Metropolitan Life Global Funding I	3.450%	12/18/26	29,970	28,380
[6]	Metropolitan Life Global Funding I	4.400%	6/30/27	15,070	14,783
[6]	Metropolitan Life Global Funding I	3.000%	9/19/27	43,250	40,194
[6]	Metropolitan Life Global Funding I	4.300%	8/25/29	23,695	22,965
[6]	Metropolitan Life Global Funding I	2.400%	1/11/32	61,345	51,373

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Metropolitan Life Global Funding I	5.150%	3/28/33	16,670	16,837
[6]	Metropolitan Life Insurance Co.	7.800%	11/1/25	25,000	26,329
	Mitsubishi UFJ Financial Group Inc.	5.017%	7/20/28	49,105	48,725
	Morgan Stanley	0.790%	5/30/25	51,000	48,291
	Morgan Stanley	2.720%	7/22/25	51,520	49,700
	Morgan Stanley	4.000%	7/23/25	20,805	20,403
	Morgan Stanley	2.630%	2/18/26	60,280	57,251
	Morgan Stanley	3.125%	7/27/26	36,950	35,014
	Morgan Stanley	4.350%	9/8/26	15,000	14,633
	Morgan Stanley	3.625%	1/20/27	31,000	29,833
	Morgan Stanley	3.772%	1/24/29	56,830	53,847
	Morgan Stanley	2.699%	1/22/31	72,345	62,283
	Morgan Stanley	7.250%	4/1/32	51,100	59,733
	Morgan Stanley	2.239%	7/21/32	59,815	48,115
	Morgan Stanley	2.511%	10/20/32	90,340	73,944
	Morgan Stanley	2.943%	1/21/33	31,085	26,347
	Morgan Stanley	2.484%	9/16/36	53,080	40,143
	Morgan Stanley	5.297%	4/20/37	14,345	13,521
	Morgan Stanley	5.948%	1/19/38	50,276	49,884
	Morgan Stanley	4.300%	1/27/45	24,705	21,666
	Nasdaq Inc.	3.950%	3/7/52	17,300	13,412
	National Australia Bank Ltd.	3.905%	6/9/27	60,000	58,252
[6]	National Australia Bank Ltd.	2.332%	8/21/30	83,980	65,748
[6]	National Australia Bank Ltd.	2.990%	5/21/31	55,019	44,270
[6]	National Australia Bank Ltd.	3.347%	1/12/37	26,175	21,093
[6]	National Securities Clearing Corp.	5.100%	11/21/27	54,105	54,397
[6]	Nationwide Financial Services Inc.	3.900%	11/30/49	47,630	36,028
[6]	Nationwide Mutual Insurance Co.	4.350%	4/30/50	66,415	51,785
	NatWest Group plc	1.642%	6/14/27	30,570	26,941
[6]	NatWest Markets plc	0.800%	8/12/24	23,725	22,242
[6]	NBK SPC Ltd.	1.625%	9/15/27	67,250	59,827
[6]	New York Life Global Funding	2.900%	1/17/24	58,670	57,773
[6]	New York Life Insurance Co.	5.875%	5/15/33	44,785	47,204
[6]	New York Life Insurance Co.	3.750%	5/15/50	17,810	14,279
[6]	New York Life Insurance Co.	4.450%	5/15/69	14,535	12,751
[6]	Nordea Bank Abp	1.500%	9/30/26	65,000	57,146
[6]	Northwestern Mutual Life Insurance Co.	3.850%	9/30/47	28,508	22,651
[6]	Northwestern Mutual Life Insurance Co.	3.625%	9/30/59	9,060	6,642
[6]	Pacific Life Global Funding II	1.375%	4/14/26	51,785	46,557
[6]	Pacific LifeCorp	5.400%	9/15/52	29,000	28,642
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.450%	7/1/24	15,560	15,157
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	2.700%	11/1/24	22,660	21,690
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	3.950%	3/10/25	53,520	52,014
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.875%	11/15/27	47,575	48,455
[6]	Penske Truck Leasing Co. LP / PTL Finance Corp.	5.700%	2/1/28	42,125	42,545
	PNC Bank NA	3.300%	10/30/24	14,645	14,166
	PNC Bank NA	2.950%	2/23/25	34,775	33,184
	PNC Bank NA	3.100%	10/25/27	42,485	39,622
	PNC Bank NA	3.250%	1/22/28	60,960	56,622
	PNC Financial Services Group Inc.	3.900%	4/29/24	20,000	19,598
[6]	Principal Life Global Funding II	2.500%	9/16/29	45,000	39,219

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Protective Life Global Funding	4.714%	7/6/27	30,000	29,666
	Prudential Financial Inc.	3.000%	3/10/40	8,200	6,212
[6]	RGA Global Funding	2.700%	1/18/29	32,500	28,392
	Royal Bank of Canada	5.000%	2/1/33	49,500	50,085
	Santander Holdings USA Inc.	6.499%	3/9/29	10,855	10,848
[6]	Standard Chartered plc	1.214%	3/23/25	12,545	11,957
[6]	Standard Chartered plc	6.301%	1/9/29	32,400	33,027
	State Street Corp.	4.821%	1/26/34	14,895	14,801
[6]	Sumitomo Mitsui Trust Bank Ltd.	0.850%	3/25/24	100,340	96,056
[6]	Svenska Handelsbanken AB	1.418%	6/11/27	65,775	58,464
[6]	Teachers Insurance & Annuity Assn. of America	4.900%	9/15/44	28,400	26,058
[6]	Teachers Insurance & Annuity Assn. of America	4.270%	5/15/47	42,865	35,985
[6]	Temasek Financial I Ltd.	3.625%	8/1/28	36,135	35,313
[6]	Temasek Financial I Ltd.	2.375%	8/2/41	46,325	34,801
[6]	Temasek Financial I Ltd.	2.250%	4/6/51	40,775	27,147
[6]	Temasek Financial I Ltd.	2.500%	10/6/70	23,800	15,090
	Truist Financial Corp.	3.700%	6/5/25	48,000	45,969
	Truist Financial Corp.	4.873%	1/26/29	35,520	34,571
[6]	UBS AG	1.250%	6/1/26	60,465	53,099
[6]	UBS Group AG	1.494%	8/10/27	40,025	34,464
[6]	UBS Group AG	2.746%	2/11/33	5,670	4,554
[6]	UBS Group AG	3.179%	2/11/43	29,380	20,768
[6]	UniCredit SpA	1.982%	6/3/27	37,130	32,465
[6]	UniCredit SpA	3.127%	6/3/32	33,730	26,475
	US Bancorp	2.375%	7/22/26	45,000	41,315
	US Bancorp	2.677%	1/27/33	32,150	26,608
	US Bancorp	2.491%	11/3/36	63,125	48,825
	Wachovia Corp.	6.605%	10/1/25	15,000	15,370
	Wells Fargo & Co.	4.480%	1/16/24	34,444	34,330
	Wells Fargo & Co.	3.750%	1/24/24	30,455	30,085
	Wells Fargo & Co.	3.000%	2/19/25	28,660	27,595
	Wells Fargo & Co.	3.550%	9/29/25	27,170	26,135
	Wells Fargo & Co.	3.000%	4/22/26	36,830	34,804
	Wells Fargo & Co.	3.000%	10/23/26	6,435	6,016
	Wells Fargo & Co.	3.196%	6/17/27	57,145	53,785
	Wells Fargo & Co.	3.526%	3/24/28	70,000	66,042
	Wells Fargo & Co.	2.879%	10/30/30	28,045	24,337
	Wells Fargo & Co.	2.572%	2/11/31	98,745	83,781
	Wells Fargo & Co.	3.350%	3/2/33	21,795	18,889
	Wells Fargo & Co.	4.897%	7/25/33	96,177	93,811
	Wells Fargo & Co.	5.606%	1/15/44	34,961	34,099
	Wells Fargo & Co.	4.650%	11/4/44	20,735	17,907
	Wells Fargo & Co.	4.900%	11/17/45	16,060	14,288
	Wells Fargo & Co.	4.400%	6/14/46	36,200	29,851
	Wells Fargo & Co.	4.750%	12/7/46	38,790	33,685
	Wells Fargo & Co.	4.611%	4/25/53	58,110	51,535
					10,299,522
Health Care (4.6%)
	AbbVie Inc.	3.800%	3/15/25	12,825	12,618
	AdventHealth Obligated Group	2.795%	11/15/51	21,620	14,729
	Advocate Health & Hospitals Corp.	2.211%	6/15/30	17,670	14,963
	Advocate Health & Hospitals Corp.	3.008%	6/15/50	19,220	13,944
	Aetna Inc.	2.800%	6/15/23	32,080	31,931

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[6]	Alcon Finance Corp.	2.750%	9/23/26	5,645	5,291
[6]	Alcon Finance Corp.	2.600%	5/27/30	8,540	7,358
[6]	Alcon Finance Corp.	5.375%	12/6/32	10,270	10,580
[6]	Alcon Finance Corp.	3.800%	9/23/49	8,670	6,862
[6]	Alcon Finance Corp.	5.750%	12/6/52	4,280	4,548
	Amgen Inc.	3.625%	5/22/24	38,185	37,649
	Amgen Inc.	5.250%	3/2/30	19,250	19,668
	Amgen Inc.	5.600%	3/2/43	29,745	30,671
	Amgen Inc.	4.400%	5/1/45	4,842	4,268
	Amgen Inc.	4.200%	2/22/52	18,085	15,358
	Amgen Inc.	5.750%	3/2/63	13,895	14,416
	Ascension Health	2.532%	11/15/29	48,025	42,174
[4]	Ascension Health	4.847%	11/15/53	1,950	1,933
	AstraZeneca plc	3.375%	11/16/25	27,755	27,210
	AstraZeneca plc	4.000%	1/17/29	30,815	30,366
	Banner Health	2.907%	1/1/42	12,150	9,074
[6]	Bayer US Finance II LLC	4.250%	12/15/25	23,781	23,283
[6]	Bayer US Finance II LLC	5.500%	7/30/35	15,000	15,039
[6]	Bayer US Finance LLC	3.375%	10/8/24	26,960	26,244
	Beth Israel Lahey Health Inc.	3.080%	7/1/51	8,165	5,375
	Bon Secours Mercy Health Inc.	4.302%	7/1/28	19,830	19,091
[4]	Bon Secours Mercy Health Inc.	3.464%	6/1/30	17,675	15,884
	Bon Secours Mercy Health Inc.	2.095%	6/1/31	11,525	9,256
	Bristol-Myers Squibb Co.	3.400%	7/26/29	9,086	8,627
	Bristol-Myers Squibb Co.	2.950%	3/15/32	3,195	2,881
	Bristol-Myers Squibb Co.	4.125%	6/15/39	16,775	15,619
	Bristol-Myers Squibb Co.	3.550%	3/15/42	49,805	42,437
	Bristol-Myers Squibb Co.	4.250%	10/26/49	31,975	29,009
	Bristol-Myers Squibb Co.	2.550%	11/13/50	17,765	11,908
	Children's Hospital Corp.	2.585%	2/1/50	5,670	3,745
	Cigna Group	3.250%	4/15/25	30,765	29,820
	Cigna Group	4.375%	10/15/28	18,115	17,843
	CommonSpirit Health	4.200%	8/1/23	11,695	11,622
	CommonSpirit Health	2.760%	10/1/24	28,080	27,207
	CommonSpirit Health	3.347%	10/1/29	44,950	40,435
	CommonSpirit Health	2.782%	10/1/30	22,715	19,379
[4]	CommonSpirit Health	4.350%	11/1/42	21,485	18,366
	CommonSpirit Health	4.187%	10/1/49	24,108	19,687
	CommonSpirit Health	3.910%	10/1/50	2,570	1,985
	Cottage Health Obligated Group	3.304%	11/1/49	10,000	7,405
[6]	CSL Finance plc	4.750%	4/27/52	4,415	4,164
[6]	CSL UK Holdings Ltd.	4.250%	4/27/32	43,415	42,064
	CVS Health Corp.	4.300%	3/25/28	1,905	1,871
	CVS Health Corp.	1.750%	8/21/30	4,915	3,995
	CVS Health Corp.	5.250%	2/21/33	27,040	27,542
	CVS Health Corp.	4.875%	7/20/35	18,205	17,817
	CVS Health Corp.	4.125%	4/1/40	18,000	15,483
[4,6]	CVS Pass-Through Trust	5.926%	1/10/34	10,720	10,734
	Dignity Health	3.812%	11/1/24	18,560	18,263
	Elevance Health Inc.	3.650%	12/1/27	13,150	12,706
	Elevance Health Inc.	4.101%	3/1/28	42,145	41,313
	Elevance Health Inc.	2.550%	3/15/31	38,225	32,861
	Elevance Health Inc.	5.500%	10/15/32	15,105	15,868
	Elevance Health Inc.	4.650%	8/15/44	3,181	2,927
	Elevance Health Inc.	6.100%	10/15/52	3,015	3,365

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eli Lilly & Co.	4.875%	2/27/53	8,855	9,156
	Eli Lilly & Co.	4.950%	2/27/63	7,695	7,905
	Gilead Sciences Inc.	2.500%	9/1/23	36,390	35,971
	Gilead Sciences Inc.	3.700%	4/1/24	21,420	21,168
	Gilead Sciences Inc.	3.500%	2/1/25	28,575	28,027
	Gilead Sciences Inc.	2.600%	10/1/40	25,658	18,906
	Gilead Sciences Inc.	4.500%	2/1/45	37,302	34,725
	Gilead Sciences Inc.	4.150%	3/1/47	14,640	12,860
	GlaxoSmithKline Capital Inc.	5.375%	4/15/34	16,055	17,130
[6]	HCA Inc.	3.625%	3/15/32	20,465	17,999
[6]	HCA Inc.	4.375%	3/15/42	4,590	3,850
[6]	HCA Inc.	4.625%	3/15/52	1,010	839
	Indiana University Health Inc. Obligated Group	2.852%	11/1/51	12,815	8,701
	Inova Health System Foundation	4.068%	5/15/52	14,145	12,195
	Johnson & Johnson	2.450%	3/1/26	78,000	75,001
	Kaiser Foundation Hospitals	3.150%	5/1/27	15,190	14,320
	Kaiser Foundation Hospitals	2.810%	6/1/41	39,420	29,061
	Kaiser Foundation Hospitals	4.875%	4/1/42	12,710	12,430
	Kaiser Foundation Hospitals	3.002%	6/1/51	38,650	27,312
	Mass General Brigham Inc.	3.192%	7/1/49	32,645	24,128
	Mass General Brigham Inc.	3.342%	7/1/60	31,285	22,466
	Mayo Clinic	4.128%	11/15/52	6,465	5,735
	Memorial Sloan-Kettering Cancer Center	5.000%	7/1/42	11,505	11,722
	Memorial Sloan-Kettering Cancer Center	2.955%	1/1/50	20,260	14,315
	Memorial Sloan-Kettering Cancer Center	4.125%	7/1/52	7,820	6,887
	Memorial Sloan-Kettering Cancer Center	4.200%	7/1/55	5,940	5,152
	Merck & Co. Inc.	2.750%	2/10/25	38,000	37,179
	Merck & Co. Inc.	3.400%	3/7/29	58,390	56,133
	Merck & Co. Inc.	4.150%	5/18/43	28,405	26,625
	Novartis Capital Corp.	3.400%	5/6/24	13,425	13,255
	Novartis Capital Corp.	4.400%	5/6/44	21,485	21,161
	OhioHealth Corp.	2.297%	11/15/31	12,575	10,422
	Pfizer Inc.	3.000%	12/15/26	28,400	27,361
	Pfizer Inc.	3.450%	3/15/29	49,500	47,797
	Pfizer Inc.	1.700%	5/28/30	9,100	7,659
	Pfizer Inc.	4.100%	9/15/38	52,715	49,491
	Pfizer Inc.	2.550%	5/28/40	7,580	5,691
	Piedmont Healthcare Inc.	2.044%	1/1/32	8,750	7,000
	Piedmont Healthcare Inc.	2.719%	1/1/42	8,750	6,156
	Piedmont Healthcare Inc.	2.864%	1/1/52	11,625	7,401
	Providence St. Joseph Health Obligated Group	2.746%	10/1/26	10,125	9,415
	Providence St. Joseph Health Obligated Group	2.532%	10/1/29	25,655	22,051
[4]	Providence St. Joseph Health Obligated Group	3.930%	10/1/48	12,030	9,399
	Providence St. Joseph Health Obligated Group	2.700%	10/1/51	34,000	20,617
[6]	Roche Holdings Inc.	2.375%	1/28/27	61,570	57,701
	Royalty Pharma plc	3.550%	9/2/50	48,265	33,223
	Rush Obligated Group	3.922%	11/15/29	12,000	11,145
	SSM Health Care Corp.	3.823%	6/1/27	41,615	39,776
	Sutter Health	2.294%	8/15/30	19,905	16,728
	Takeda Pharmaceutical Co. Ltd.	2.050%	3/31/30	23,105	19,498
	Takeda Pharmaceutical Co. Ltd.	3.025%	7/9/40	15,290	11,666
	Thermo Fisher Scientific Inc.	1.750%	10/15/28	8,960	7,876
	Thermo Fisher Scientific Inc.	2.000%	10/15/31	19,320	16,065
	Thermo Fisher Scientific Inc.	4.950%	11/21/32	22,499	23,343
	Toledo Hospital	5.750%	11/15/38	17,965	17,629

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	UnitedHealth Group Inc.	3.100%	3/15/26	14,220	13,758
	UnitedHealth Group Inc.	3.850%	6/15/28	34,260	33,485
	UnitedHealth Group Inc.	2.000%	5/15/30	11,275	9,634
	UnitedHealth Group Inc.	2.300%	5/15/31	14,600	12,514
	UnitedHealth Group Inc.	4.200%	5/15/32	24,290	23,771
	UnitedHealth Group Inc.	4.625%	7/15/35	9,285	9,333
	UnitedHealth Group Inc.	6.625%	11/15/37	20,000	23,454
	UnitedHealth Group Inc.	3.500%	8/15/39	7,300	6,225
	UnitedHealth Group Inc.	2.750%	5/15/40	12,760	9,666
	UnitedHealth Group Inc.	3.050%	5/15/41	27,591	21,753
	UnitedHealth Group Inc.	4.625%	11/15/41	36,010	34,809
	UnitedHealth Group Inc.	4.250%	3/15/43	31,000	28,765
	UnitedHealth Group Inc.	4.750%	7/15/45	12,296	12,110
	UnitedHealth Group Inc.	4.200%	1/15/47	8,345	7,424
	UnitedHealth Group Inc.	3.750%	10/15/47	4,870	4,083
	UnitedHealth Group Inc.	4.250%	6/15/48	12,545	11,287
	UnitedHealth Group Inc.	4.450%	12/15/48	4,890	4,527
	UnitedHealth Group Inc.	3.700%	8/15/49	40,900	33,456
	UnitedHealth Group Inc.	2.900%	5/15/50	51,194	36,322
	UnitedHealth Group Inc.	3.250%	5/15/51	19,810	14,901
	UnitedHealth Group Inc.	4.750%	5/15/52	8,745	8,522
	UnitedHealth Group Inc.	5.875%	2/15/53	44,821	50,379
	UnitedHealth Group Inc.	3.875%	8/15/59	8,560	6,888
	Wyeth LLC	5.950%	4/1/37	15,000	16,820
					2,580,041
Industrials (1.7%)
[6]	Ashtead Capital Inc.	2.450%	8/12/31	17,920	14,107
[6]	Ashtead Capital Inc.	5.550%	5/30/33	4,475	4,426
[6]	BAE Systems Holdings Inc.	3.800%	10/7/24	26,068	25,594
[6]	BAE Systems Holdings Inc.	3.850%	12/15/25	29,838	29,178
[6]	BAE Systems plc	3.400%	4/15/30	9,390	8,625
	Boeing Co.	1.433%	2/4/24	34,165	33,021
	Boeing Co.	2.700%	2/1/27	16,380	15,109
	Boeing Co.	3.625%	2/1/31	24,370	22,272
	Burlington Northern Santa Fe LLC	5.150%	9/1/43	3,748	3,817
	Burlington Northern Santa Fe LLC	4.550%	9/1/44	5,750	5,447
	Burlington Northern Santa Fe LLC	4.150%	4/1/45	21,220	18,886
	Burlington Northern Santa Fe LLC	4.125%	6/15/47	26,898	23,784
	Burlington Northern Santa Fe LLC	4.050%	6/15/48	3,225	2,828
	Burlington Northern Santa Fe LLC	3.050%	2/15/51	16,975	12,329
	Burlington Northern Santa Fe LLC	2.875%	6/15/52	13,410	9,387
	Canadian National Railway Co.	2.450%	5/1/50	25,925	16,956
	Canadian Pacific Railway Co.	2.450%	12/2/31	4,299	3,722
	Canadian Pacific Railway Co.	3.100%	12/2/51	13,120	9,423
	Carrier Global Corp.	2.722%	2/15/30	15,103	13,266
	Caterpillar Inc.	3.400%	5/15/24	19,475	19,260
	Caterpillar Inc.	5.200%	5/27/41	17,290	18,362
	CSX Corp.	3.350%	9/15/49	7,745	5,852
[6]	Daimler Truck Finance North America LLC	5.150%	1/16/26	14,735	14,796
[6]	Daimler Truck Finance North America LLC	5.125%	1/19/28	4,675	4,680
[6]	Daimler Trucks Finance North America LLC	3.650%	4/7/27	29,140	27,507
	Eaton Corp.	6.500%	6/1/25	10,000	10,363
	Eaton Corp.	4.150%	3/15/33	32,490	31,312
	Honeywell International Inc.	5.000%	2/15/33	79,594	83,713
	Illinois Tool Works Inc.	3.500%	3/1/24	42,775	42,233

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	John Deere Capital Corp.	3.350%	6/12/24	9,000	8,865
	John Deere Capital Corp.	3.450%	3/13/25	43,560	42,856
	Kansas City Southern	4.950%	8/15/45	13,845	12,954
	Lockheed Martin Corp.	1.850%	6/15/30	2,545	2,161
	Lockheed Martin Corp.	5.250%	1/15/33	25,595	27,296
	Lockheed Martin Corp.	4.500%	5/15/36	6,715	6,643
	Lockheed Martin Corp.	3.800%	3/1/45	7,501	6,469
	Lockheed Martin Corp.	4.700%	5/15/46	12,041	11,885
	Lockheed Martin Corp.	5.700%	11/15/54	33,035	37,598
	Raytheon Technologies Corp.	4.125%	11/16/28	27,800	27,394
	Raytheon Technologies Corp.	4.450%	11/16/38	9,050	8,590
	Republic Services Inc.	4.875%	4/1/29	3,640	3,676
[6]	Siemens Financieringsmaatschappij NV	3.125%	3/16/24	62,200	60,905
[6]	Siemens Financieringsmaatschappij NV	1.700%	3/11/28	18,840	16,597
[6]	Siemens Financieringsmaatschappij NV	2.150%	3/11/31	20,000	17,029
[6]	Siemens Financieringsmaatschappij NV	4.400%	5/27/45	40,495	38,127
	Trane Technologies Financing Ltd.	5.250%	3/3/33	9,580	9,904
	Union Pacific Corp.	3.700%	3/1/29	27,750	26,952
	Union Pacific Corp.	2.800%	2/14/32	7,135	6,272
	Union Pacific Corp.	3.375%	2/14/42	14,380	11,826
	Union Pacific Corp.	3.250%	2/5/50	10,549	8,024
	Union Pacific Corp.	3.799%	10/1/51	18,788	15,782
	Union Pacific Corp.	3.500%	2/14/53	34,490	27,215
	Union Pacific Corp.	3.550%	5/20/61	10,000	7,585
	Union Pacific Corp.	3.750%	2/5/70	19,165	14,604
[4]	United Airlines Class B Series 2018-1 Pass Through Trust	4.600%	9/1/27	4,593	4,325
					991,789
Materials (0.1%)
[6]	Air Liquide Finance SA	2.250%	9/27/23	21,000	20,667
[6]	Corp. Nacional del Cobre de Chile	3.700%	1/30/50	20,390	15,306
					35,973
Real Estate (1.0%)
	American Tower Corp.	5.000%	2/15/24	8,641	8,611
	American Tower Corp.	4.400%	2/15/26	7,300	7,196
	American Tower Corp.	3.800%	8/15/29	23,261	21,624
[6]	American Tower Trust I	5.490%	3/15/28	67,325	67,955
	Boston Properties LP	3.125%	9/1/23	13,520	13,246
	Boston Properties LP	3.800%	2/1/24	1,780	1,721
	Crown Castle Inc.	3.800%	2/15/28	4,855	4,612
	Crown Castle International Corp.	3.650%	9/1/27	10,385	9,847
	Crown Castle International Corp.	2.100%	4/1/31	57,296	46,729
	CubeSmart LP	2.250%	12/15/28	11,790	10,146
	Healthpeak OP LLC	2.125%	12/1/28	29,850	25,885
	Healthpeak OP LLC	3.000%	1/15/30	30,600	26,831
	Realty Income Corp.	2.200%	6/15/28	25,855	22,792
	Realty Income Corp.	3.250%	1/15/31	19,405	17,083
	Realty Income Corp.	2.850%	12/15/32	24,565	20,291
[6]	SBA Tower Trust	1.840%	4/15/27	53,140	46,398
[6]	SBA Tower Trust	2.836%	1/15/50	24,160	22,869
[6]	SBA Tower Trust	1.884%	7/15/50	9,320	8,425
[6]	SBA Tower Trust	1.631%	5/15/51	40,475	35,269
[6]	SBA Tower Trust	2.593%	10/15/56	50,750	40,768
[6]	Scentre Group Trust 1 / Scentre Group Trust 2	4.375%	5/28/30	28,670	26,922
	Simon Property Group LP	3.750%	2/1/24	6,645	6,558

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Simon Property Group LP	3.375%	10/1/24	20,470	19,975
	Simon Property Group LP	2.450%	9/13/29	38,350	32,837
					544,590
Technology (3.7%)
	Apple Inc.	3.000%	2/9/24	22,750	22,485
	Apple Inc.	3.450%	5/6/24	31,140	30,783
	Apple Inc.	2.850%	5/11/24	45,635	44,865
	Apple Inc.	2.750%	1/13/25	21,615	21,062
	Apple Inc.	3.250%	2/23/26	38,220	37,401
	Apple Inc.	2.450%	8/4/26	55,182	52,551
	Apple Inc.	3.350%	2/9/27	56,435	55,091
	Apple Inc.	3.200%	5/11/27	39,750	38,735
	Apple Inc.	2.900%	9/12/27	83,420	79,843
	Apple Inc.	3.850%	5/4/43	15,275	13,914
	Apple Inc.	4.450%	5/6/44	4,035	4,037
	Apple Inc.	3.850%	8/4/46	36,510	32,561
	Apple Inc.	2.650%	5/11/50	26,520	18,745
	Apple Inc.	2.550%	8/20/60	35,345	23,429
	Broadcom Corp. / Broadcom Cayman Finance Ltd.	3.875%	1/15/27	10,955	10,592
	Broadcom Inc.	4.150%	11/15/30	4,670	4,329
[6]	Broadcom Inc.	2.600%	2/15/33	25,345	19,879
	Cisco Systems Inc.	2.500%	9/20/26	15,921	15,037
	Intel Corp.	2.875%	5/11/24	29,825	29,324
	Intel Corp.	2.000%	8/12/31	11,260	9,265
	Intel Corp.	4.150%	8/5/32	9,995	9,641
	Intel Corp.	5.200%	2/10/33	49,245	50,082
	Intel Corp.	5.625%	2/10/43	37,050	37,953
	Intel Corp.	4.100%	5/19/46	47,755	40,668
	Intel Corp.	3.250%	11/15/49	10,000	7,119
	Intel Corp.	4.750%	3/25/50	13,905	12,727
	Intel Corp.	3.050%	8/12/51	60,730	41,498
	Intel Corp.	4.900%	8/5/52	128,570	119,726
	Intel Corp.	5.700%	2/10/53	27,465	27,981
	Intel Corp.	3.200%	8/12/61	16,360	10,812
	International Business Machines Corp.	3.375%	8/1/23	61,300	60,902
	International Business Machines Corp.	3.625%	2/12/24	22,800	22,523
	International Business Machines Corp.	3.000%	5/15/24	81,400	79,900
	International Business Machines Corp.	7.000%	10/30/25	25,000	26,471
	International Business Machines Corp.	3.300%	5/15/26	148,025	142,720
	International Business Machines Corp.	3.500%	5/15/29	98,025	92,053
	Microsoft Corp.	2.875%	2/6/24	47,230	46,533
	Microsoft Corp.	2.700%	2/12/25	23,890	23,294
	Microsoft Corp.	3.125%	11/3/25	11,865	11,574
	Microsoft Corp.	2.400%	8/8/26	60,501	57,541
	Microsoft Corp.	3.450%	8/8/36	25,692	23,786
	Microsoft Corp.	2.525%	6/1/50	162,183	114,220
	Microsoft Corp.	2.921%	3/17/52	80,380	60,911
	Microsoft Corp.	2.675%	6/1/60	19,051	13,159
	Oracle Corp.	2.400%	9/15/23	63,535	62,693
	Oracle Corp.	2.950%	11/15/24	80,105	77,833
	Oracle Corp.	1.650%	3/25/26	51,805	47,597
	Oracle Corp.	3.250%	11/15/27	40,784	38,363
	QUALCOMM Inc.	1.300%	5/20/28	27,611	24,096
	QUALCOMM Inc.	2.150%	5/20/30	44,450	38,948

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	QUALCOMM Inc.	1.650%	5/20/32	38,504	31,114
	QUALCOMM Inc.	4.500%	5/20/52	12,005	11,167
	S&P Global Inc.	2.700%	3/1/29	25,905	23,570
	S&P Global Inc.	2.900%	3/1/32	6,950	6,199
	Teledyne Technologies Inc.	2.250%	4/1/28	33,240	29,725
	Teledyne Technologies Inc.	2.750%	4/1/31	36,620	31,265
					2,120,292
Utilities (6.4%)
	AEP Texas Inc.	4.150%	5/1/49	4,750	3,937
	AEP Texas Inc.	3.450%	1/15/50	16,810	12,374
	AEP Transmission Co. LLC	4.500%	6/15/52	14,190	12,976
	Alabama Power Co.	5.200%	6/1/41	3,365	3,303
	Alabama Power Co.	4.100%	1/15/42	5,595	4,602
	Alabama Power Co.	3.750%	3/1/45	20,255	16,321
	Alabama Power Co.	4.300%	7/15/48	27,790	24,071
	Ameren Illinois Co.	3.800%	5/15/28	22,365	21,794
	Ameren Illinois Co.	3.700%	12/1/47	5,085	4,179
	American Water Capital Corp.	2.950%	9/1/27	20,245	19,048
	American Water Capital Corp.	4.450%	6/1/32	33,370	32,835
	American Water Capital Corp.	3.750%	9/1/47	1,495	1,205
	American Water Capital Corp.	4.200%	9/1/48	29,696	25,403
	American Water Capital Corp.	4.150%	6/1/49	885	757
	American Water Capital Corp.	3.450%	5/1/50	4,430	3,372
	Arizona Public Service Co.	3.350%	5/15/50	16,830	11,878
	Baltimore Gas and Electric Co.	2.400%	8/15/26	20,945	19,564
	Baltimore Gas and Electric Co.	2.900%	6/15/50	9,820	6,771
	Berkshire Hathaway Energy Co.	6.125%	4/1/36	32,052	35,348
	Berkshire Hathaway Energy Co.	5.950%	5/15/37	865	934
	Berkshire Hathaway Energy Co.	5.150%	11/15/43	10,725	10,565
	Berkshire Hathaway Energy Co.	4.250%	10/15/50	32,020	27,622
	Berkshire Hathaway Energy Co.	4.600%	5/1/53	37,680	34,454
[6]	Boston Gas Co.	3.150%	8/1/27	8,010	7,375
[6]	Boston Gas Co.	3.001%	8/1/29	5,700	5,051
[6]	Boston Gas Co.	3.757%	3/16/32	13,050	11,784
[6]	Brooklyn Union Gas Co.	4.273%	3/15/48	63,125	50,190
	CenterPoint Energy Houston Electric LLC	4.250%	2/1/49	6,685	5,942
	CenterPoint Energy Resources Corp.	5.250%	3/1/28	37,000	37,943
	CenterPoint Energy Resources Corp.	4.000%	4/1/28	9,123	8,923
	CenterPoint Energy Resources Corp.	5.400%	3/1/33	28,787	29,765
	CenterPoint Energy Resources Corp.	6.625%	11/1/37	4,406	4,731
	Cleco Corporate Holdings LLC	3.375%	9/15/29	13,465	11,683
	Cleco Securitization I LLC	4.646%	9/1/44	26,300	25,942
	Commonwealth Edison Co.	2.950%	8/15/27	23,275	21,851
	Commonwealth Edison Co.	4.350%	11/15/45	11,990	10,573
	Commonwealth Edison Co.	3.650%	6/15/46	6,420	5,070
	Commonwealth Edison Co.	3.750%	8/15/47	5,000	4,075
	Commonwealth Edison Co.	4.000%	3/1/48	9,180	7,810
	Commonwealth Edison Co.	3.850%	3/15/52	13,160	10,755
	Consolidated Edison Co. of New York Inc.	5.850%	3/15/36	9,500	10,002
	Consolidated Edison Co. of New York Inc.	6.300%	8/15/37	45,000	50,182
	Consolidated Edison Co. of New York Inc.	4.500%	12/1/45	30,855	27,637
	Consolidated Edison Co. of New York Inc.	3.850%	6/15/46	2,752	2,223
	Consolidated Edison Co. of New York Inc.	3.950%	4/1/50	1,755	1,459
	Consolidated Edison Co. of New York Inc.	3.200%	12/1/51	32,238	23,208
	Consolidated Edison Co. of New York Inc.	6.150%	11/15/52	10,404	11,720

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Consolidated Edison Co. of New York Inc.	4.625%	12/1/54	24,915	22,234
	Consolidated Edison Co. of New York Inc.	4.500%	5/15/58	29,687	25,692
	Consolidated Edison Co. of New York Inc.	3.600%	6/15/61	1,350	1,021
	Consumers Energy Co.	4.200%	9/1/52	28,110	24,644
	Delmarva Power & Light Co.	3.500%	11/15/23	9,550	9,439
	Dominion Energy Inc.	3.375%	4/1/30	1,939	1,757
	Dominion Energy Inc.	5.375%	11/15/32	21,394	21,958
	Dominion Energy Inc.	4.900%	8/1/41	13,562	12,433
	Dominion Energy Inc.	4.600%	3/15/49	13,855	12,120
	Dominion Energy Inc.	4.850%	8/15/52	40,417	36,557
	Dominion Energy South Carolina Inc.	6.625%	2/1/32	4,832	5,453
	Dominion Energy South Carolina Inc.	5.300%	5/15/33	1,446	1,513
	Dominion Energy South Carolina Inc.	6.050%	1/15/38	23,085	25,442
	Dominion Energy South Carolina Inc.	5.450%	2/1/41	9,627	9,816
	Dominion Energy South Carolina Inc.	4.600%	6/15/43	6,830	6,305
	Dominion Energy South Carolina Inc.	5.100%	6/1/65	25,065	25,081
	DTE Electric Co.	5.400%	4/1/53	6,420	6,729
	Duke Energy Carolinas LLC	6.000%	12/1/28	5,000	5,353
	Duke Energy Carolinas LLC	4.950%	1/15/33	4,851	4,990
	Duke Energy Carolinas LLC	6.100%	6/1/37	17,410	18,872
	Duke Energy Carolinas LLC	6.050%	4/15/38	4,000	4,372
	Duke Energy Carolinas LLC	4.250%	12/15/41	6,375	5,695
	Duke Energy Carolinas LLC	4.000%	9/30/42	5,205	4,454
	Duke Energy Carolinas LLC	3.700%	12/1/47	17,220	13,773
	Duke Energy Carolinas LLC	5.350%	1/15/53	36,625	38,182
	Duke Energy Corp.	2.650%	9/1/26	17,480	16,373
	Duke Energy Corp.	3.400%	6/15/29	11,420	10,561
	Duke Energy Corp.	4.500%	8/15/32	34,450	33,292
	Duke Energy Corp.	3.300%	6/15/41	33,075	24,943
	Duke Energy Corp.	4.800%	12/15/45	37,600	34,847
	Duke Energy Corp.	3.750%	9/1/46	14,740	11,497
	Duke Energy Corp.	4.200%	6/15/49	13,960	11,408
	Duke Energy Corp.	3.500%	6/15/51	36,945	27,127
	Duke Energy Corp.	5.000%	8/15/52	23,510	21,877
	Duke Energy Florida LLC	5.950%	11/15/52	11,095	12,359
	Duke Energy Progress LLC	3.400%	4/1/32	38,235	34,705
	Duke Energy Progress LLC	6.300%	4/1/38	1,625	1,823
	Duke Energy Progress LLC	4.100%	3/15/43	6,221	5,379
	Duke Energy Progress LLC	4.200%	8/15/45	61,923	53,281
	Duke Energy Progress LLC	2.500%	8/15/50	2,455	1,534
	Duke Energy Progress LLC	2.900%	8/15/51	2,503	1,707
	Duke Energy Progress LLC	4.000%	4/1/52	9,770	8,124
[4]	Duke Energy Progress NC Storm Funding LLC	2.387%	7/1/39	34,240	28,210
[6]	East Ohio Gas Co.	2.000%	6/15/30	13,440	11,008
[6]	East Ohio Gas Co.	3.000%	6/15/50	19,575	13,035
	Eastern Energy Gas Holdings LLC	3.550%	11/1/23	14,085	13,934
[6]	Electricite de France SA	4.875%	9/21/38	69,690	62,386
	Emera US Finance LP	3.550%	6/15/26	23,660	22,565
	Entergy Corp.	2.950%	9/1/26	7,085	6,654
	Entergy Louisiana LLC	3.120%	9/1/27	10,065	9,460
	Evergy Inc.	2.450%	9/15/24	28,130	27,000
	Evergy Kansas Central Inc.	3.250%	9/1/49	3,120	2,256
	Evergy Metro Inc.	2.250%	6/1/30	8,520	7,213
	Evergy Metro Inc.	4.200%	3/15/48	3,282	2,785
	Eversource Energy	2.900%	10/1/24	25,155	24,300

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Eversource Energy	3.150%	1/15/25	6,775	6,573
	Eversource Energy	3.300%	1/15/28	14,490	13,615
	Eversource Energy	3.375%	3/1/32	14,435	12,958
	Exelon Corp.	3.350%	3/15/32	32,015	28,629
	Florida Power & Light Co.	5.050%	4/1/28	11,665	12,056
	Florida Power & Light Co.	5.100%	4/1/33	12,180	12,618
	Florida Power & Light Co.	6.200%	6/1/36	12,452	13,545
	Florida Power & Light Co.	5.950%	2/1/38	10,000	11,005
	Florida Power & Light Co.	5.690%	3/1/40	4,994	5,384
	Florida Power & Light Co.	5.250%	2/1/41	29,745	30,715
	Florida Power & Light Co.	4.125%	2/1/42	20,000	17,694
	Florida Power & Light Co.	3.700%	12/1/47	18,970	15,712
	Fortis Inc.	3.055%	10/4/26	44,365	41,602
	Georgia Power Co.	4.700%	5/15/32	30,600	30,336
	Georgia Power Co.	4.750%	9/1/40	34,725	31,702
	Georgia Power Co.	4.300%	3/15/42	28,162	24,846
	Georgia Power Co.	3.700%	1/30/50	9,335	7,243
	Georgia Power Co.	5.125%	5/15/52	35,520	34,724
	Indiana Michigan Power Co.	4.250%	8/15/48	14,590	12,503
[6]	ITC Holdings Corp.	4.950%	9/22/27	4,440	4,464
[6]	KeySpan Gas East Corp.	2.742%	8/15/26	37,580	34,506
[6]	KeySpan Gas East Corp.	5.819%	4/1/41	5,060	5,054
[6]	Massachusetts Electric Co.	5.900%	11/15/39	21,895	22,846
[6]	Metropolitan Edison Co.	5.200%	4/1/28	1,915	1,934
[6]	Metropolitan Edison Co.	4.300%	1/15/29	6,851	6,571
	MidAmerican Energy Co.	5.750%	11/1/35	9,925	10,663
	MidAmerican Energy Co.	4.400%	10/15/44	1,110	1,020
	MidAmerican Energy Co.	4.250%	5/1/46	14,675	12,866
	MidAmerican Energy Co.	4.250%	7/15/49	6,000	5,367
	MidAmerican Energy Co.	3.150%	4/15/50	44,720	32,921
[6]	Mid-Atlantic Interstate Transmission LLC	4.100%	5/15/28	3,400	3,280
[6]	Monongahela Power Co.	4.100%	4/15/24	11,000	10,770
[6]	Monongahela Power Co.	5.400%	12/15/43	4,320	4,376
	National Rural Utilities Cooperative Finance Corp.	2.950%	2/7/24	15,355	15,056
	National Rural Utilities Cooperative Finance Corp.	2.850%	1/27/25	32,210	31,175
	Nevada Power Co.	3.125%	8/1/50	15,175	10,768
	NextEra Energy Capital Holdings Inc.	6.051%	3/1/25	12,985	13,213
	NextEra Energy Capital Holdings Inc.	3.550%	5/1/27	32,950	31,555
	NextEra Energy Capital Holdings Inc.	1.900%	6/15/28	33,830	29,759
	NextEra Energy Capital Holdings Inc.	3.500%	4/1/29	12,880	12,092
	NextEra Energy Capital Holdings Inc.	2.750%	11/1/29	20,155	17,925
	NextEra Energy Capital Holdings Inc.	2.250%	6/1/30	50,415	42,614
	NextEra Energy Capital Holdings Inc.	5.000%	7/15/32	4,755	4,794
[6]	Niagara Mohawk Power Corp.	4.278%	12/15/28	35,280	33,307
[6]	Niagara Mohawk Power Corp.	3.025%	6/27/50	22,255	15,206
	NiSource Inc.	5.250%	3/30/28	19,598	19,944
	NiSource Inc.	5.250%	2/15/43	13,546	13,518
	NiSource Inc.	4.800%	2/15/44	9,995	9,244
	NiSource Inc.	5.000%	6/15/52	22,475	21,387
	Northern States Power Co.	2.250%	4/1/31	4,915	4,168
	Northern States Power Co.	4.500%	6/1/52	4,165	3,846
[4,6]	Oglethorpe Power Corp.	6.191%	1/1/31	35,520	36,310
	Oglethorpe Power Corp.	5.950%	11/1/39	5,145	5,262
	Oglethorpe Power Corp.	4.550%	6/1/44	1,835	1,524

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Oglethorpe Power Corp.	4.250%	4/1/46	20,029	15,263
	Oklahoma Gas and Electric Co.	6.500%	4/15/28	10,000	10,383
	Oncor Electric Delivery Co. LLC	2.950%	4/1/25	31,858	30,781
	Oncor Electric Delivery Co. LLC	4.150%	6/1/32	7,625	7,380
	Oncor Electric Delivery Co. LLC	4.550%	9/15/32	36,000	35,853
	Oncor Electric Delivery Co. LLC	5.250%	9/30/40	11,325	11,438
	Oncor Electric Delivery Co. LLC	4.550%	12/1/41	3,275	3,103
	Oncor Electric Delivery Co. LLC	2.700%	11/15/51	23,765	16,028
	Oncor Electric Delivery Co. LLC	4.600%	6/1/52	26,785	24,869
	Oncor Electric Delivery Co. LLC	4.950%	9/15/52	21,290	21,065
	Pacific Gas and Electric Co.	6.150%	1/15/33	19,855	20,377
	Pacific Gas and Electric Co.	4.500%	7/1/40	22,339	18,384
	Pacific Gas and Electric Co.	6.700%	4/1/53	11,325	11,662
	PacifiCorp	2.950%	6/1/23	14,835	14,778
	PacifiCorp	3.600%	4/1/24	20,000	19,708
	PacifiCorp	3.350%	7/1/25	15,354	14,825
	PacifiCorp	2.700%	9/15/30	8,500	7,518
	PacifiCorp	5.750%	4/1/37	14,188	15,121
	PacifiCorp	4.125%	1/15/49	2,262	1,939
	PacifiCorp	4.150%	2/15/50	11,330	9,692
	PacifiCorp	3.300%	3/15/51	20,663	15,288
	PECO Energy Co.	4.600%	5/15/52	16,875	15,769
[6]	Pennsylvania Electric Co.	5.150%	3/30/26	915	919
[4]	PG&E Energy Recovery Funding LLC	2.280%	1/15/38	3,573	2,838
[4]	PG&E Energy Recovery Funding LLC	2.822%	7/15/48	16,435	11,976
	PG&E Wildfire Recovery Funding LLC	5.212%	12/1/49	26,060	26,652
	PG&E Wildfire Recovery Funding LLC	5.099%	6/1/54	23,790	24,256
	Piedmont Natural Gas Co Inc.	5.050%	5/15/52	14,375	13,384
	Potomac Electric Power Co.	6.500%	11/15/37	8,000	9,200
	PPL Electric Utilities Corp.	5.250%	5/15/53	15,860	16,426
	Public Service Electric and Gas Co.	3.100%	3/15/32	13,910	12,423
	Puget Sound Energy Inc.	4.434%	11/15/41	19,880	17,173
	San Diego Gas & Electric Co.	1.700%	10/1/30	4,915	4,014
	San Diego Gas & Electric Co.	3.750%	6/1/47	5,620	4,575
	San Diego Gas & Electric Co.	4.150%	5/15/48	1,505	1,309
	San Diego Gas & Electric Co.	2.950%	8/15/51	711	495
	San Diego Gas & Electric Co.	3.700%	3/15/52	43,105	34,825
	San Diego Gas & Electric Co.	5.350%	4/1/53	40,375	41,586
[4]	SCE Recovery Funding LLC	0.861%	11/15/33	9,560	8,139
	SCE Recovery Funding LLC	1.942%	5/15/40	3,915	2,926
	SCE Recovery Funding LLC	2.510%	11/15/43	3,545	2,452
	Sempra Energy	3.700%	4/1/29	5,190	4,823
	Sempra Energy	3.800%	2/1/38	20,000	17,253
	Sempra Energy	6.000%	10/15/39	21,184	22,288
	Sierra Pacific Power Co.	2.600%	5/1/26	8,027	7,571
	Southern California Edison Co.	3.700%	8/1/25	3,225	3,143
	Southern California Edison Co.	5.950%	11/1/32	19,475	21,093
	Southern California Edison Co.	5.750%	4/1/35	5,000	5,269
	Southern California Edison Co.	6.050%	3/15/39	3,995	4,250
	Southern California Edison Co.	4.500%	9/1/40	5,150	4,591
	Southern California Edison Co.	4.050%	3/15/42	17,788	14,763
	Southern California Edison Co.	3.900%	3/15/43	8,782	7,151
	Southern California Edison Co.	4.650%	10/1/43	20,125	18,274
	Southern California Edison Co.	3.600%	2/1/45	8,160	6,112
	Southern California Edison Co.	4.000%	4/1/47	3,675	3,026

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Southern California Edison Co.	4.125%	3/1/48	32,029	26,484
	Southern California Edison Co.	4.875%	3/1/49	3,085	2,860
	Southern California Edison Co.	3.650%	2/1/50	25,325	19,523
	Southern California Edison Co.	5.700%	3/1/53	6,920	7,222
	Southern California Gas Co.	2.600%	6/15/26	28,885	27,305
	Southern California Gas Co.	2.950%	4/15/27	6,965	6,529
	Southern California Gas Co.	6.350%	11/15/52	14,830	17,075
	Southern Co.	2.950%	7/1/23	44,985	44,719
	Southern Co.	4.400%	7/1/46	25,160	21,908
	Southwest Gas Corp.	2.200%	6/15/30	9,465	7,809
	Southwestern Electric Power Co.	2.750%	10/1/26	15,000	13,971
	Southwestern Electric Power Co.	6.200%	3/15/40	9,800	10,299
	Southwestern Public Service Co.	3.700%	8/15/47	3,790	2,962
[6]	Texas Electric Market Stabilization Funding N LLC	4.966%	2/1/44	39,050	39,930
[6]	Texas Electric Market Stabilization Funding N LLC	5.057%	8/1/48	18,750	19,081
[6]	Texas Electric Market Stabilization Funding N LLC	5.167%	2/1/52	17,590	17,952
	Tucson Electric Power Co.	5.500%	4/15/53	6,980	7,104
	Union Electric Co.	4.000%	4/1/48	14,942	12,414
	Union Electric Co.	3.900%	4/1/52	13,335	11,220
	Union Electric Co.	5.450%	3/15/53	8,175	8,534
	Virginia Electric and Power Co.	3.500%	3/15/27	40,765	39,218
	Virginia Electric and Power Co.	6.000%	5/15/37	9,435	10,160
	Wisconsin Electric Power Co.	5.700%	12/1/36	13,825	14,465
	Xcel Energy Inc.	3.350%	12/1/26	33,370	31,841
					3,634,484
Total Corporate Bonds (Cost $27,669,265)					25,134,069
Sovereign Bonds (1.0%)
[6]	Airport Authority Hong Kong	4.875%	1/12/30	23,040	23,640
[6]	Airport Authority Hong Kong	4.875%	1/12/33	13,950	14,357
[6]	Emirate of Abu Dhabi	4.951%	7/7/52	20,995	21,275
[6]	Government of Bermuda	2.375%	8/20/30	18,405	15,730
[6]	Government of Bermuda	3.375%	8/20/50	7,115	5,089
[6]	Kingdom of Saudi Arabia	5.000%	1/18/53	40,250	37,680
	Province of Ontario	2.500%	4/27/26	100,400	95,978
	Province of Quebec	2.500%	4/20/26	134,755	129,004
	Republic of Chile	2.550%	1/27/32	20,660	17,682
	Republic of Chile	2.550%	7/27/33	37,110	30,565
	Republic of Chile	3.500%	1/31/34	19,975	17,802
	Republic of Chile	3.500%	4/15/53	22,895	17,120
	Republic of Chile	3.100%	1/22/61	14,340	9,402
[6]	Saudi Government International Bond	4.875%	7/18/33	19,840	20,089
[6]	State of Qatar	3.875%	4/23/23	69,280	69,143
[6]	State of Qatar	3.375%	3/14/24	3,250	3,205
[6]	State of Qatar	4.400%	4/16/50	13,435	12,519
	United Mexican States	4.400%	2/12/52	18,705	14,626
Total Sovereign Bonds (Cost $595,339)					554,906
Taxable Municipal Bonds (3.1%)
	Alabama Federal Aid Highway Finance Authority Government Fund/Grant Revenue	2.650%	9/1/37	4,905	3,902
	Bay Area Toll Authority Highway Revenue	2.574%	4/1/31	14,735	13,369

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Bay Area Toll Authority Highway Revenue	6.263%	4/1/49	4,670	5,662
	Bay Area Toll Authority Highway Revenue	7.043%	4/1/50	24,800	32,147
	Broward FL Airport System Port, Airport & Marina Revenue	3.477%	10/1/43	10,070	8,519
	California GO	7.500%	4/1/34	5,845	7,304
	California GO	7.350%	11/1/39	45,195	56,357
	California GO	7.600%	11/1/40	2,215	2,916
	California Health Facilities Financing Authority Intergovernmental Agreement Revenue	4.190%	6/1/37	9,220	8,631
	California State University College & University Revenue	2.719%	11/1/52	12,175	8,407
	California State University College & University Revenue	2.939%	11/1/52	15,330	10,720
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	60,260	69,592
	Chicago Transit Authority Sales & Transfer Tax Receipts Sales Tax Revenue	6.899%	12/1/40	30,795	35,564
	Chicago Transit Authority Sales Tax Receipts Fund Sales Tax Revenue	6.200%	12/1/40	2,290	2,566
	Commonwealth of Massachusetts GO	2.514%	7/1/41	10,625	8,066
	Commonwealth of Massachusetts Miscellaneous Taxes Revenue	4.110%	7/15/31	20,215	20,006
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	2.843%	11/1/46	10,280	7,604
	Dallas Fort Worth International Airport Port, Airport & Marina Revenue	4.087%	11/1/51	4,680	4,040
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	3.089%	11/1/40	7,770	6,186
	Dallas-Fort Worth International Airport Port, Airport & Marina Revenue	4.507%	11/1/51	28,285	26,137
	District of Columbia Income Tax Revenue	5.591%	12/1/34	6,480	6,868
	Duke University College & University Revenue	5.850%	4/1/37	62,165	70,486
	Florida State Board of Administration Finance Corp. Miscellaneous Revenue	1.705%	7/1/27	33,175	29,578
[8]	Foothill-Eastern Transportation Corridor Agency CA Highway Revenue	3.924%	1/15/53	11,260	9,530
	Georgia Municipal Electric Authority Electric Power & Light Revenue	6.637%	4/1/57	70,334	77,086
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	2.746%	6/1/34	2,375	1,981
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.293%	6/1/42	4,595	3,650
	Golden State Tobacco Securitization Corp. Tobacco Settlement Funded Revenue	3.000%	6/1/46	9,955	9,209
	Grand Parkway Transportation Corp. Texas System Highway Revenue	3.236%	10/1/52	53,710	40,210
	Great Lakes Water Authority Sewage Disposal System Sewer Revenue	3.056%	7/1/39	12,495	10,223
	Houston TX GO	6.290%	3/1/32	12,420	13,240
	Illinois GO	5.100%	6/1/33	146,500	146,143
	Illinois State Toll Highway Authority Highway Revenue	6.184%	1/1/34	16,525	18,431
	Jobs ohio Beverage System Economic Development Revenue	4.433%	1/1/33	12,315	12,319
	JobsOhio Beverage System Miscellaneous Revenue	2.833%	1/1/38	5,335	4,368
	Kansas Development Finance Authority Appropriations Revenue	4.927%	4/15/45	38,405	37,765

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
[9]	Kansas Development Finance Authority Appropriations Revenue	2.774%	5/1/51	15,160	10,928
	Louisville and Jefferson County Metropolitan Sewer District Sewer Revenue	6.250%	5/15/43	11,000	12,890
	Maryland State Transportation Authority Transit Revenue	5.888%	7/1/43	12,005	13,198
	Massachusetts School Building Authority Sales Tax Revenue	1.753%	8/15/30	28,455	24,102
	Massachusetts School Building Authority Sales Tax Revenue	5.715%	8/15/39	15,000	16,509
	Massachusetts School Building Authority Sales Tax Revenue	3.395%	10/15/40	16,565	13,898
	Massachusetts School Building Authority Sales Tax Revenue	2.950%	5/15/43	23,000	18,168
	Massachusetts Water Resources Authority Water Revenue	2.823%	8/1/41	12,650	9,936
	Michigan Finance Authority Health, Hospital, Nursing Home Revenue	3.084%	12/1/34	11,385	10,003
	New Jersey Turnpike Authority Highway Revenue	7.414%	1/1/40	28,975	36,749
	New York Metropolitan Transportation Authority Fuel Sales Tax Revenue	6.089%	11/15/40	16,940	18,790
	New York Metropolitan Transportation Authority Miscellaneous Taxes Revenue	7.336%	11/15/39	2,430	3,081
	New York Metropolitan Transportation Authority Transit Revenue	6.200%	11/15/26	1,855	1,895
	New York Metropolitan Transportation Authority Transit Revenue	6.814%	11/15/40	27,855	30,322
	New York Metropolitan Transportation Authority Transit Revenue	5.175%	11/15/49	37,785	34,330
	New York State Dormitory Authority Income Tax Revenue	3.110%	2/15/39	21,345	17,711
	New York State Dormitory Authority Income Tax Revenue	3.190%	2/15/43	11,865	9,445
	New York State Thruway Authority Highway & Bridge Trust Fund Fuel Sales Tax Revenue	5.883%	4/1/30	29,670	31,545
	New York State Thruway Authority Highway Revenue	2.900%	1/1/35	16,215	13,737
	New York State Thruway Authority Highway Revenue	3.500%	1/1/42	9,140	7,734
	North Texas Tollway Authority Highway Revenue	3.011%	1/1/43	15,705	12,086
	North Texas Tollway Authority Highway Revenue	6.718%	1/1/49	15,100	18,946
	Oregon Department of Transportation Fuel Sales Tax Revenue	5.834%	11/15/34	14,510	16,094
[10]	Oregon School Boards Assn. GO	4.759%	6/30/28	11,993	11,879
[9]	Oregon State University College & University Revenue	3.424%	3/1/60	31,000	23,411
[11]	Philadelphia Authority for Industrial Development Miscellaneous Revenue	6.550%	10/15/28	64,830	69,326
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	5.859%	12/1/24	1,960	1,992
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	3.175%	7/15/60	16,940	12,049
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.458%	10/1/62	53,000	49,508
	Port Authority of New York & New Jersey Port, Airport & Marina Revenue	4.810%	10/15/65	10,910	10,838

Wellesley Income Fund
		Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
	Regents of the University of California Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.132%	5/15/32	17,270	16,587
	Riverside CA General Fund Revenue	3.857%	6/1/45	12,905	11,123
	Riverside County CA Appropriations Revenue	3.818%	2/15/38	9,875	9,016
	Rutgers State University of New Jersey College & University Revenue	3.270%	5/1/43	11,595	9,383
	Sales Tax Securitization Corp. Intergovernmental Agreement Revenue	3.238%	1/1/42	20,635	16,419
	San Antonio TX Electric & Gas Systems Electric Power & Light Revenue	2.905%	2/1/48	6,360	4,621
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.102%	4/1/35	13,800	14,176
	Texas Natural Gas Securitization Finance Corp. Natural Gas Revenue	5.169%	4/1/41	20,320	21,496
	Texas Transportation Commission GO	2.562%	4/1/42	8,625	6,594
	Texas Transportation Commission State Highway Fund Fuel Sales Tax Revenue	5.178%	4/1/30	12,275	12,696
	Texas Transportation Commission State Highway Fund Miscellaneous Revenue	4.000%	10/1/33	17,140	16,705
	University of California College & University Revenue	1.316%	5/15/27	13,645	12,144
	University of California College & University Revenue	1.614%	5/15/30	23,375	19,433
	University of California College & University Revenue	4.765%	5/15/44	4,740	4,711
	University of California College & University Revenue	3.931%	5/15/45	18,275	16,824
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.548%	5/15/48	10,665	12,511
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	6.583%	5/15/49	15,790	18,518
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.006%	5/15/50	14,850	10,328
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	4.563%	5/15/53	45,480	41,702
	University of California Regents Medical Center Pooled Health, Hospital, Nursing Home Revenue	3.256%	5/15/60	27,700	18,949
	University of Michigan College & University Revenue	3.504%	4/1/52	14,470	12,132
	University of Minnesota College & University Revenue	4.048%	4/1/52	28,000	25,523
	Utility Debt Securitization Authority Electric Power & Light Revenue	3.435%	12/15/25	2,701	2,686
[8]	Wisconsin Appropriations Revenue	5.700%	5/1/26	6,285	6,432
	Wisconsin Appropriations Revenue	3.954%	5/1/36	28,325	26,507
Total Taxable Municipal Bonds (Cost $1,913,441)					1,757,098

Wellesley Income Fund
		Shares	Market Value• ($000)
Common Stocks (37.0%)
Communication Services (0.6%)
	Comcast Corp. Class A	8,991,875	340,882
Consumer Discretionary (2.0%)
	Home Depot Inc.	2,226,525	657,092
	TJX Cos. Inc.	3,016,695	236,389
	Darden Restaurants Inc.	1,479,016	229,484
			1,122,965
Consumer Staples (5.0%)
	Unilever plc ADR	8,045,100	417,782
	Philip Morris International Inc.	4,294,850	417,674
	Procter & Gamble Co.	2,239,217	332,949
	Archer-Daniels-Midland Co.	3,872,876	308,513
	Mondelez International Inc. Class A	4,117,372	287,063
	Keurig Dr Pepper Inc.	6,675,343	235,506
	Kellogg Co.	3,227,066	216,085
	Kimberly-Clark Corp.	1,544,447	207,296
	PepsiCo Inc.	1,037,438	189,125
	Sysco Corp.	2,407,746	185,950
			2,797,943
Energy (3.7%)
	EOG Resources Inc.	5,506,991	631,267
	ConocoPhillips	6,112,804	606,451
	Coterra Energy Inc.	12,549,294	307,960
[12]	TC Energy Corp.	5,810,687	226,021
	Phillips 66	1,668,891	169,192
	Diamondback Energy Inc.	948,126	128,158
			2,069,049
Financials (6.5%)
	JPMorgan Chase & Co.	5,827,833	759,425
	Morgan Stanley	5,340,923	468,933
	MetLife Inc.	7,045,444	408,213
	M&T Bank Corp.	2,818,146	336,966
	Royal Bank of Canada	3,424,545	327,505
	American International Group Inc.	5,870,818	295,654
	Blackstone Inc.	2,479,847	217,830
	Chubb Ltd.	975,938	189,508
	Regions Financial Corp.	10,024,551	186,056
	BlackRock Inc.	275,936	184,634
	Fidelity National Information Services Inc.	3,243,752	176,233
	Truist Financial Corp.	4,180,337	142,549
			3,693,506
Health Care (6.3%)
	Pfizer Inc.	19,888,630	811,456
	Merck & Co. Inc.	6,189,637	658,515
	Johnson & Johnson	3,860,269	598,342
	AstraZeneca plc ADR	4,948,268	343,459
	Eli Lilly & Co.	847,455	291,033
	Roche Holding AG	931,086	266,051
	Gilead Sciences Inc.	2,898,431	240,483
	Medtronic plc	2,593,663	209,101
	CVS Health Corp.	2,049,508	152,299
			3,570,739

Wellesley Income Fund
			Shares	Market Value• ($000)
Industrials (3.6%)
		General Dynamics Corp.	1,409,987	321,773
		Siemens AG (Registered)	1,686,417	273,206
		Johnson Controls International plc	3,977,816	239,544
		Eaton Corp. plc	1,290,604	221,132
		Emerson Electric Co.	2,430,511	211,795
		Canadian National Railway Co.	1,758,993	207,552
		Raytheon Technologies Corp.	1,890,788	185,165
		L3Harris Technologies Inc.	941,004	184,663
		Honeywell International Inc.	941,723	179,982
				2,024,812
Information Technology (3.6%)
		Cisco Systems Inc.	9,257,134	483,917
		QUALCOMM Inc.	3,056,496	389,948
		NXP Semiconductors NV	1,400,363	261,133
		Analog Devices Inc.	1,263,678	249,222
		Corning Inc.	7,025,490	247,859
		Broadcom Inc.	370,901	237,948
		Texas Instruments Inc.	1,021,336	189,979
				2,060,006
Materials (1.4%)
		LyondellBasell Industries NV Class A	3,265,383	306,587
		PPG Industries Inc.	2,141,645	286,081
		Rio Tinto plc ADR	3,228,638	221,484
				814,152
Real Estate (1.3%)
		Crown Castle Inc.	2,029,032	271,566
		Weyerhaeuser Co.	7,689,944	231,698
		Welltower Inc.	3,039,888	217,929
				721,193
Utilities (3.0%)
		Exelon Corp.	9,483,299	397,255
		NextEra Energy Inc.	5,018,665	386,839
		American Electric Power Co. Inc.	4,093,396	372,458
		Sempra Energy (XNYS)	2,370,368	358,305
		Southern Co.	2,695,864	187,578
				1,702,435
Total Common Stocks (Cost $15,723,726)				20,917,682
		Coupon
Temporary Cash Investments (1.0%)
Money Market Fund (0.4%)
[13,14]	Vanguard Market Liquidity Fund	4.839%	2,357,824	235,759

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Repurchase Agreements (0.6%)
Bank of America Securities, LLC (Dated 3/31/23, Repurchase Value $3,101,000, collateralized by U.S. Treasury Note/Bond 3.250%, 6/30/27, with a value of $3,162,000)	4.810%	4/3/23	3,100	3,100
Deutsche Bank Securities Inc. (Dated 3/31/23, Repurchase Value $3,701,000, collateralized by Fannie Mae 5.500%, 3/1/53, with a value of $3,774,000)	4.790%	4/3/23	3,700	3,700
HSBC Bank USA (Dated 3/31/23, Repurchase Value $5,702,000, collateralized by Freddie Mac 4.000%, 8/1/52, with a value of $5,814,000)	4.800%	4/3/23	5,700	5,700
HSBC Bank USA (Dated 3/31/23, Repurchase Value $70,428,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–0.625%, 10/15/25–2/15/52, with a value of $71,808,000)	4.770%	4/3/23	70,400	70,400
JP Morgan Securities LLC (Dated 3/31/23, Repurchase Value $300,000, collateralized by U.S. Treasury Bill 0.000%, 1/25/24, and U.S. Treasury Note/Bond 0.125%–3.000%, 12/15/23–11/15/45, with a value of $306,000)	4.790%	4/3/23	300	300
JP Morgan Securities LLC (Dated 3/31/23, Repurchase Value $19,708,000, collateralized by U.S. Treasury Note/Bond 3.625%, 3/31/28, with a value of $20,094,000)	4.800%	4/3/23	19,700	19,700
Natixis SA (Dated 3/31/23, Repurchase Value $40,016,000, collateralized by Federal Home Loan Bank 3.000%, 2/24/37, U.S. Treasury Inflation Indexed Note/Bond 1.500%, 2/15/53, and U.S. Treasury Note/Bond 1.125%–4.375%, 5/15/39–5/15/51, with a value of $40,800,000)	4.780%	4/3/23	40,000	40,000
NatWest Markets plc (Dated 3/31/23, Repurchase Value $44,318,000, collateralized by U.S. Treasury Note/Bond 3.625%, 3/31/30, with a value of $45,186,000)	4.770%	4/3/23	44,300	44,300
Nomura International plc (Dated 3/31/23, Repurchase Value $106,743,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.125%–2.375%, 7/15/26–7/15/29, and U.S. Treasury Note/Bond 0.125%–4.125%, 9/15/23–8/15/49, with a value of $108,834,000)	4.800%	4/3/23	106,700	106,700
RBC Capital Market LLC (Dated 3/31/23, Repurchase Value $9,604,000, collateralized by Fannie Mae 5.000%, 8/1/52–10/1/52, U.S. Treasury Bill 0.000%, 7/20/23–8/31/23, and U.S. Treasury Inflation Indexed Note/Bond 4.760%, 7/31/23, with a value of $9,792,000)	4.790%	4/3/23	9,600	9,600

Wellesley Income Fund
	Coupon	Maturity Date	Face Amount ($000)	Market Value• ($000)
Societe Generale (Dated 3/31/23, Repurchase Value $14,706,000, collateralized by U.S. Treasury Note/Bond 2.250%, 8/15/46, with a value of $14,994,000)	4.800%	4/3/23	14,700	14,700
				318,200
Total Temporary Cash Investments (Cost $553,970)				553,959
Total Investments (99.9%) (Cost $54,458,628)				56,506,043
Other Assets and Liabilities—Net (0.1%)				37,013
Net Assets (100%)				56,543,056
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Securities with a value of $4,000 have been segregated as initial margin for recently closed centrally cleared swap contracts.
2	Securities with a value of $27,813,000 have been segregated as initial margin for open futures contracts.
3	Securities with a value of $1,672,000 have been segregated as collateral for certain open To Be Announced (TBA) transactions.
4	The average or expected maturity is shorter than the final maturity shown because of the possibility of interim principal payments and prepayments or the possibility of the issue being called.
5	The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
6	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $7,332,560,000, representing 13.0% of net assets.
7	Variable-rate security; rate shown is effective rate at period end. Certain variable-rate securities are not based on a published reference rate and spread but are determined by the issuer or agent based on current market conditions.
8	Scheduled principal and interest payments are guaranteed by Assured Guaranty Municipal Corp.
9	Scheduled principal and interest payments are guaranteed by Build America Mutual Assurance Co.
10	Scheduled principal and interest payments are guaranteed by Ambac Assurance Corp.
11	Scheduled principal and interest payments are guaranteed by National Public Finance Guarantee Corp.
12	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $223,661,000.
13	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
14	Collateral of $235,750,000 was received for securities on loan.
1M—1-month.
3M—3-month.
ADR—American Depositary Receipt.
DAC—Designated Activity Company.
GO—General Obligation Bond.
HSBC—HSBC Bank USA, N.A.
LIBOR—London Interbank Offered Rate.
REMICS—Real Estate Mortgage Investment Conduits.
UMBS—Uniform Mortgage-Backed Securities.
USD—U.S. dollar.

Wellesley Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
2-Year U.S. Treasury Note	June 2023	784	161,859	1,780
5-Year U.S. Treasury Note	June 2023	9,515	1,041,967	23,121
10-Year U.S. Treasury Note	June 2023	4,026	462,675	(2,010)
Ultra 10-Year U.S. Treasury Note	June 2023	375	45,428	(7)
				22,884

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $54,222,858)	56,270,284
Affiliated Issuers (Cost $235,770)	235,759
Total Investments in Securities	56,506,043
Investment in Vanguard	2,054
Cash	9,944
Foreign Currency, at Value (Cost $534)	535
Receivables for Investment Securities Sold	165,056
Receivables for Accrued Income	362,076
Receivables for Capital Shares Issued	14,907
Variation Margin Receivable—Futures Contracts	3,643
Total Assets	57,064,258
Liabilities
Payables for Investment Securities Purchased	240,262
Collateral for Securities on Loan	235,750
Payables to Investment Advisor	8,747
Payables for Capital Shares Redeemed	33,679
Payables to Vanguard	2,764
Total Liabilities	521,202
Net Assets	56,543,056
1 Includes $223,661,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	54,494,331
Total Distributable Earnings (Loss)	2,048,725
Net Assets	56,543,056

Investor Shares—Net Assets
Applicable to 415,328,218 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,208,488
Net Asset Value Per Share—Investor Shares	$24.58

Admiral Shares—Net Assets
Applicable to 778,263,983 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	46,334,568
Net Asset Value Per Share—Admiral Shares	$59.54

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends[1]	363,949
Interest	638,357
Securities Lending—Net	257
Total Income	1,002,563
Expenses
Investment Advisory Fees—Note B
Basic Fee	15,442
Performance Adjustment	2,693
The Vanguard Group—Note C
Management and Administrative—Investor Shares	8,452
Management and Administrative—Admiral Shares	22,181
Marketing and Distribution—Investor Shares	242
Marketing and Distribution—Admiral Shares	882
Custodian Fees	178
Shareholders’ Reports—Investor Shares	116
Shareholders’ Reports—Admiral Shares	226
Trustees’ Fees and Expenses	12
Other Expenses	7
Total Expenses	50,431
Expenses Paid Indirectly	(91)
Net Expenses	50,340
Net Investment Income	952,223
Realized Net Gain (Loss)
Investment Securities Sold[2]	232,377
Futures Contracts	(13,300)
Swap Contracts	(3,836)
Foreign Currencies	739
Realized Net Gain (Loss)	215,980
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,233,609
Futures Contracts	28,989
Swap Contracts	1,335
Foreign Currencies	194
Change in Unrealized Appreciation (Depreciation)	3,264,127
Net Increase (Decrease) in Net Assets Resulting from Operations	4,432,330
1	Dividends are net of foreign withholding taxes of $5,175,000.
2	Realized net gain (loss), and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $36,000, and ($19,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	952,223	1,778,503
Realized Net Gain (Loss)	215,980	2,658,922
Change in Unrealized Appreciation (Depreciation)	3,264,127	(12,263,991)
Net Increase (Decrease) in Net Assets Resulting from Operations	4,432,330	(7,826,566)
Distributions
Investor Shares	(622,290)	(759,034)
Admiral Shares	(2,813,637)	(3,353,809)
Total Distributions	(3,435,927)	(4,112,843)
Capital Share Transactions
Investor Shares	(111,073)	(287,404)
Admiral Shares	177,258	925,078
Net Increase (Decrease) from Capital Share Transactions	66,185	637,674
Total Increase (Decrease)	1,062,588	(11,301,735)
Net Assets
Beginning of Period	55,480,468	66,782,203
End of Period	56,543,056	55,480,468

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$24.16	$29.31	$27.46	$27.18	$26.43	$26.66
Investment Operations
Net Investment Income[1]	.407	.750	.724	.775	.803	.779
Net Realized and Unrealized Gain (Loss) on Investments	1.531	(4.120)	2.306	.576	1.787	.086
Total from Investment Operations	1.938	(3.370)	3.030	1.351	2.590	.865
Distributions
Dividends from Net Investment Income	(.417)	(.752)	(.714)	(.789)	(.799)	(.786)
Distributions from Realized Capital Gains	(1.101)	(1.028)	(.466)	(.282)	(1.041)	(.309)
Total Distributions	(1.518)	(1.780)	(1.180)	(1.071)	(1.840)	(1.095)
Net Asset Value, End of Period	$24.58	$24.16	$29.31	$27.46	$27.18	$26.43
Total Return[2]	8.08%	-12.18%	11.22%	5.19%	10.54%	3.28%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,208	$10,138	$12,629	$12,260	$12,864	$12,398
Ratio of Total Expenses to Average Net Assets[3]	0.23%[4]	0.23%[4]	0.23%	0.23%	0.23%	0.23%
Ratio of Net Investment Income to Average Net Assets	3.20%	2.72%	2.51%	2.86%	3.08%	2.93%
Portfolio Turnover Rate[5]	30%	58%	39%	53%	28%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.23%.
5	Includes 5%, 10%, 4%, 7%, 2%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$58.52	$70.99	$66.51	$65.85	$64.03	$64.57
Investment Operations
Net Investment Income[1]	1.007	1.865	1.801	1.923	1.990	1.934
Net Realized and Unrealized Gain (Loss) on Investments	3.713	(9.975)	5.585	1.379	4.331	.226
Total from Investment Operations	4.720	(8.110)	7.386	3.302	6.321	2.160
Distributions
Dividends from Net Investment Income	(1.032)	(1.869)	(1.777)	(1.959)	(1.979)	(1.951)
Distributions from Realized Capital Gains	(2.668)	(2.491)	(1.129)	(.683)	(2.522)	(.749)
Total Distributions	(3.700)	(4.360)	(2.906)	(2.642)	(4.501)	(2.700)
Net Asset Value, End of Period	$59.54	$58.52	$70.99	$66.51	$65.85	$64.03
Total Return[2]	8.12%	-12.11%	11.29%	5.24%	10.62%	3.38%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$46,335	$45,342	$54,153	$48,044	$45,092	$40,756
Ratio of Total Expenses to Average Net Assets[3]	0.16%[4]	0.16%[4]	0.16%	0.16%	0.16%	0.16%
Ratio of Net Investment Income to Average Net Assets	3.27%	2.79%	2.57%	2.93%	3.15%	3.00%
Portfolio Turnover Rate[5]	30%	58%	39%	53%	28%	36%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and 0.00%.
4	The ratio of expenses to average net assets for the period net of reduction from custody fee offset and broker commission abatement arrangements was 0.16%.
5	Includes 5%, 10%, 4%, 7%, 2%, and 4%, respectively, attributable to mortgage-dollar-roll activity.

See accompanying Notes, which are an integral part of the Financial Statements.

Wellesley Income Fund
Notes to Financial Statements
Vanguard Wellesley Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Certain of the fund’s investments are in corporate debt instruments; the issuers' abilities to meet their obligations may be affected by economic developments in their respective industries.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Bonds and temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
Structured debt securities, including mortgages and asset-backed securities, are valued using the latest bid prices or using valuations based on a matrix system that considers such factors as issuer, tranche, nominal or option-adjusted spreads, weighted average coupon, weighted average maturity, credit enhancements, and collateral, as furnished by independent pricing services.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

Wellesley Income Fund
3. To Be Announced (TBA) Transactions: A TBA transaction is an agreement to buy or sell mortgage-backed securities with agreed-upon characteristics (face amount, coupon, maturity) for settlement at a future date. The fund may be a seller of TBA transactions to reduce its exposure to the mortgage-backed securities market or in order to sell mortgage-backed securities it owns under delayed-delivery arrangements. When the fund is a buyer of TBA transactions, it maintains cash or short-term investments in an amount sufficient to meet the purchase price at the settlement date of the TBA transaction. The primary risk associated with TBA transactions is that a counterparty may default on its obligations. The fund mitigates its counterparty risk by, among other things, performing a credit analysis of counterparties, allocating transactions among numerous counterparties, and monitoring its exposure to each counterparty. The fund may also enter into a Master Securities Forward Transaction Agreement (MSFTA) with certain counterparties and require them to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. Under an MSFTA, upon a counterparty default (including bankruptcy), the fund may terminate any TBA transactions with that counterparty, determine the net amount owed by either party in accordance with its MSFTA, and sell or retain any collateral held up to the net amount owed to the fund under the MSFTA.
4. Mortgage Dollar Rolls: The fund enters into mortgage-dollar-roll transactions, in which the fund sells mortgage-backed securities to a dealer and simultaneously agrees to purchase similar securities in the future at a predetermined price. The proceeds of the securities sold in mortgage-dollar-roll transactions are typically invested in high-quality short-term fixed income securities. The fund forgoes principal and interest paid on the securities sold, and is compensated by interest earned on the proceeds of the sale and by a lower price on the securities to be repurchased. The fund also enters into mortgage-dollar-roll transactions in which the fund buys mortgage-backed securities from a dealer pursuant to a TBA transaction and simultaneously agrees to sell similar securities in the future at a predetermined price. The securities bought in mortgage-dollar-roll transactions are used to cover an open TBA sell position. The fund continues to earn interest on mortgage-backed security pools already held and receives a lower price on the securities to be sold in the future. The fund accounts for mortgage-dollar-roll transactions as purchases and sales; as such, these transactions may increase the fund’s portfolio turnover rate. Amounts to be received or paid in connection with open mortgage dollar rolls are included in Receivables for Investment Securities Sold or Payables for Investment Securities Purchased in the Statement of Assets and Liabilities.
5. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that, in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.

Wellesley Income Fund
6. Futures Contracts: The fund uses futures contracts to invest in fixed income asset classes with greater efficiency and lower cost than is possible through direct investment, to add value when these instruments are attractively priced, or to adjust sensitivity to changes in interest rates. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of bonds held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and less than 1% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
7. Swap Contracts: The fund invests in credit default swaps to adjust the overall credit risk of the fund or to actively overweight or underweight credit risk to a specific issuer or group of issuers. The fund may sell credit protection through credit default swaps to simulate investments in long positions that are either unavailable or considered to be less attractively priced in the bond market. The fund may purchase credit protection through credit default swaps to reduce credit exposure to a given issuer or issuers. Under the terms of the swaps, an up-front payment may be exchanged between the seller and buyer. In addition, the seller of the credit protection receives a periodic payment of premium from the buyer that is a fixed percentage applied to a notional amount. If, for example, the reference entity is subject to a credit event (such as bankruptcy, failure to pay, or obligation acceleration) during the term of the swap, the seller agrees to either physically settle or cash settle the swap contract. If the swap is physically settled, the seller agrees to pay the buyer an amount equal to the notional amount and take delivery of a debt instrument of the reference issuer with a par amount equal to such notional amount. If the swap is cash settled, the seller agrees to pay the buyer the difference between the notional amount and the final price for the relevant debt instrument, as determined either in a market auction or pursuant to a pre-agreed-upon valuation procedure.
The fund enters into centrally cleared credit default swaps to achieve the same objectives specified with respect to the equivalent over-the-counter swaps but with less counterparty risk because a regulated clearinghouse is the counterparty instead of the clearing broker or executing broker. The clearinghouse imposes initial margin requirements to secure the fund’s performance, and requires daily settlement of variation margin representing changes in the market value of each contract. To further mitigate counterparty risk, the fund trades with a diverse group of prequalified executing brokers; monitors the financial strength of its clearing brokers, executing brokers, and clearinghouse; and has entered into agreements with its clearing brokers and executing brokers.

Wellesley Income Fund
The primary risk associated with selling credit protection is that, upon the occurrence of a defined credit event, the market value of the debt instrument received by the fund (or, in a cash settled swap, the debt instruments used to determine the settlement payment by the fund) will be significantly less than the amount paid by the fund and, in a physically settled swap, the fund may receive an illiquid debt instrument. A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund’s net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
The notional amounts of swap contracts are not recorded in the Statement of Assets and Liabilities. Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the seller of credit protection is required to take delivery (or, in a cash settled swap, pay the settlement amount determined) upon occurrence of a credit event, periodic payments are made, or the swap terminates, at which time realized gain (loss) is recorded. The net premium to be received or paid by the fund under swap contracts is accrued daily and recorded as realized gain (loss) over the life of the contract.
During the six months ended March 31, 2023, the fund’s average amounts of investments in credit protection sold and credit protection purchased represented less than 1% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
The fund had no open swap contracts at March 31, 2023.
8. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
9. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.

Wellesley Income Fund
10. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
11. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.

Wellesley Income Fund
12. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. The basic fee is subject to quarterly adjustments based on the fund’s performance relative to a combined index comprising the Bloomberg U.S. Credit A or Better Bond Index and the FTSE High Dividend Yield Index for the preceding three years. For the six months ended March 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.05% of the fund’s average net assets, before a net increase of $2,693,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $2,054,000, representing less than 0.01% of the fund’s net assets and 0.82% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. The fund’s custodian bank has also agreed to reduce its fees when the

Wellesley Income Fund
fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, these arrangements reduced the fund’s management and administrative expenses by $17,000 and custodian fees by $74,000. The total expense reduction represented an effective annual rate of less than 0.01% of the fund’s average net assets.
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
U.S. Government and Agency Obligations	—	6,863,990	—	6,863,990
Asset-Backed/Commercial Mortgage-Backed Securities	—	724,339	—	724,339
Corporate Bonds	—	25,134,069	—	25,134,069
Sovereign Bonds	—	554,906	—	554,906
Taxable Municipal Bonds	—	1,757,098	—	1,757,098
Common Stocks	20,378,425	539,257	—	20,917,682
Temporary Cash Investments	235,759	318,200	—	553,959
Total	20,614,184	35,891,859	—	56,506,043
Derivative Financial Instruments
Assets
Futures Contracts[1]	24,901	—	—	24,901
Liabilities
Futures Contracts[1]	2,017	—	—	2,017
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.

Wellesley Income Fund
F.	At March 31, 2023, the fair values of derivatives were reflected in the Statement of Assets and Liabilities as follows:

Statement of Assets and Liabilities	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Unrealized Appreciation—Futures Contracts[1]	24,901	—	24,901

Unrealized Depreciation—Futures Contracts[1]	2,017	—	2,017
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
Realized net gain (loss) and the change in unrealized appreciation (depreciation) on derivatives for the six months ended March 31, 2023, were:
Realized Net Gain (Loss) on Derivatives	Interest Rate Contracts ($000)	Credit Contracts ($000)	Total ($000)
Futures Contracts	(13,300)	—	(13,300)
Swap Contracts	—	(3,836)	(3,836)
Realized Net Gain (Loss) on Derivatives	(13,300)	(3,836)	(17,136)
Change in Unrealized Appreciation (Depreciation) on Derivatives
Futures Contracts	28,989	—	28,989
Swap Contracts	—	1,335	1,335
Change in Unrealized Appreciation (Depreciation) on Derivatives	28,989	1,335	30,324
G.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	54,501,623
Gross Unrealized Appreciation	5,981,190
Gross Unrealized Depreciation	(3,953,886)
Net Unrealized Appreciation (Depreciation)	2,027,304
H.	During the six months ended March 31, 2023, the fund purchased $7,718,401,000 of investment securities and sold $9,671,400,000 of investment securities, other than U.S. government securities and temporary cash investments. Purchases and sales of U.S. government securities were $9,245,626,000 and $9,760,061,000, respectively.

Wellesley Income Fund
I.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	434,618	17,315	1,371,540	48,953
Issued in Lieu of Cash Distributions	583,310	23,776	702,804	25,376
Redeemed	(1,129,001)	(45,368)	(2,361,748)	(85,633)
Net Increase (Decrease)—Investor Shares	(111,073)	(4,277)	(287,404)	(11,304)
Admiral Shares
Issued	1,971,440	32,571	5,647,334	83,501
Issued in Lieu of Cash Distributions	2,511,770	42,274	2,970,296	44,296
Redeemed	(4,305,952)	(71,363)	(7,692,552)	(115,847)
Net Increase (Decrease)—Admiral Shares	177,258	3,482	925,078	11,950
J.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Wellesley Income Fund approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Wellesley Income Fund’s Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

"Bloomberg®" and Bloomberg U.S. Credit A or Better Bond Index are service marks of Bloomberg Finance L.P. and its affiliates, including Bloomberg Index Services Limited (BISL), the administrator of the index (collectively, Bloomberg), and have been licensed for use for certain purposes by The Vanguard Group, Inc. (Vanguard).
The Wellesley Income Fund is not sponsored, endorsed, sold or promoted by Bloomberg. Bloomberg does not make any representation or warranty, express or implied, to the owners of or counterparties to the Wellesley Income Fund or any member of the public regarding the advisability of investing in securities generally or in the Wellesley Income Fund particularly. The only relationship of Bloomberg to Vanguard is the licensing of certain trademarks, trade names and service marks and of the Bloomberg U.S. Credit A or Better Bond Index, which is determined, composed and calculated by BISL without regard to Vanguard or the Wellesley Income Fund. Bloomberg has no obligation to take the needs of Vanguard or the owners of the Wellesley Income Fund into consideration in determining, composing or calculating the Bloomberg U.S. Credit A or Better Bond Index. Bloomberg is not responsible for and has not participated in the determination of the timing of, prices at, or quantities of the Wellesley Income Fund to be issued. Bloomberg shall not have any obligation or liability, including, without limitation, to the Wellesley Income Fund’s customers, in connection with the administration, marketing or trading of the Wellesley Income Fund.
BLOOMBERG DOES NOT GUARANTEE THE ACCURACY AND/OR THE COMPLETENESS OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO AND SHALL HAVE NO LIABILITY FOR ANY ERRORS, OMISSIONS OR INTERRUPTIONS THEREIN. BLOOMBERG DOES NOT MAKE ANY WARRANTY, EXPRESS OR IMPLIED, AS TO RESULTS TO BE OBTAINED BY VANGUARD, OWNERS OF THE WELLESLEY INCOME FUND OR ANY OTHER PERSON OR ENTITY FROM THE USE OF THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. BLOOMBERG DOES NOT MAKE ANY EXPRESS OR IMPLIED WARRANTIES AND EXPRESSLY DISCLAIMS ALL WARRANTIES OF MERCHANTABILITY OR FITNESS FOR A PARTICULAR PURPOSE OR USE WITH RESPECT TO THE BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA RELATED THERETO. WITHOUT LIMITING ANY OF THE FOREGOING, TO THE MAXIMUM EXTENT ALLOWED BY LAW, BLOOMBERG, ITS LICENSORS, AND ITS AND THEIR RESPECTIVE EMPLOYEES, CONTRACTORS, AGENTS, SUPPLIERS, AND VENDORS SHALL HAVE NO LIABILITY OR RESPONSIBILITY WHATSOEVER FOR ANY INJURY OR DAMAGES—WHETHER DIRECT, INDIRECT, CONSEQUENTIAL, INCIDENTAL, PUNITIVE OR OTHERWISE—ARISING IN CONNECTION WITH THE WELLESLEY INCOME FUND OR BLOOMBERG U.S. CREDIT A OR BETTER BOND INDEX OR ANY DATA OR VALUES RELATING THERETO—WHETHER ARISING FROM THEIR NEGLIGENCE OR OTHERWISE, EVEN IF NOTIFIED OF THE POSSIBILITY THEREOF.
© 2023 Bloomberg.
Used with Permission. Source: Bloomberg Index Services Limited. Copyright 2023, Bloomberg. All rights reserved.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q272 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD wellesley income fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD wellesley income fund

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD wellesley income fund

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney  filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.